UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06526
Boston Trust Walden Funds
(Exact name of registrant as specified in charter)

One Beacon Street, Boston MA 02108
(Address of principal executive offices) (Zip code)
50 South La Salle Street, Chicago IL 60603
(Name and address of agent for service)
Registrant's telephone number, including area code:
1-800-282-8782
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
Item 1. Reports to Stockholders.
(a) The Report to Shareholders is attached herewith
(b) Not Applicable

Boston Trust Asset Management Fund
BTBFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Boston Trust Asset Management Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at
www.bostontrustwalden.com/investment-services/mutual-funds/
. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Asset Management Fund	$ 41	0.80%
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$ 581,265,416
Total number of portfolio holdings	108
Portfolio turnover rate for the period	7.44%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	7.6%
Alphabet, Inc., Class C	6.9%
Apple, Inc.	5.2%
Accenture PLC, Class A	3.2%
Costco Wholesale Corp.	3.1%
JPMorgan Chase & Co.	2.7%
U.S. Treasury Bond	2.7%
Automatic Data Processing, Inc.	2.7%
Visa, Inc., Class A	2.6%
U.S. Treasury Note	2.3%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at
https://www.bostontrustwalden.com/investment-services/mutual-funds/
. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin
sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.bostontrustwalden.com/investment-services/mutual-funds/
.

Boston Trust Equity Fund
BTEFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Boston Trust Equity Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at
www.bostontrustwalden.com/investment-services/mutual-funds/
. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Equity Fund	$ 43	0.83%
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$ 239,233,354
Total number of portfolio holdings	60
Portfolio turnover rate for the period	3.01%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	9.5%
Alphabet, Inc., Class C	7.7%
Apple, Inc.	7.1%
Costco Wholesale Corp.	4.3%
JPMorgan Chase & Co.	3.6%
Accenture PLC, Class A	3.2%
Visa, Inc., Class A	3.1%
W.W. Grainger, Inc.	2.5%
Exxon Mobil Corp.	2.4%
Oracle Corp.	2.4%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at
https://www.bostontrustwalden.com/investment-services/mutual-funds/
. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin
sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.bostontrustwalden.com/investment-services/mutual-funds/
.

Boston Trust Midcap Fund
BTMFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Boston Trust Midcap Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at
www.bostontrustwalden.com/investment-services/mutual-funds/
. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Midcap Fund	$ 49	0.98%
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$ 238,336,560
Total number of portfolio holdings	72
Portfolio turnover rate for the period	13.98%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Paychex, Inc.	2.7%
Teradyne, Inc.	2.5%
Marathon Oil Corp.	2.2%
Williams-Sonoma, Inc.	2.0%
Ross Stores, Inc.	2.0%
SEI Investments Co.	2.0%
Baker Hughes Co.	2.0%
ANSYS, Inc.	1.9%
Cooper (The) Cos., Inc.	1.9%
TE Connectivity Ltd.	1.8%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at
https://www.bostontrustwalden.com/investment-services/mutual-funds/
. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive
individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.bostontrustwalden.com/investment-services/mutual-funds/
.

Boston Trust SMID Cap Fund
BTSMX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Boston Trust SMID Cap Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at
www.bostontrustwalden.com/investment-services/mutual-funds/
. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust SMID Cap Fund	$ 38	0.75%
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$ 775,537,514
Total number of portfolio holdings	75
Portfolio turnover rate for the period	18.90%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
BJ's Wholesale Club Holdings, Inc.	2.5%
AptarGroup, Inc.	2.1%
Service Corp. International	2.1%
SEI Investments Co.	2.0%
Waters Corp.	2.0%
Donaldson Co., Inc.	1.9%
Nordson Corp.	1.8%
Charles River Laboratories International, Inc.	1.8%
Cooper (The) Cos., Inc.	1.8%
ExlService Holdings, Inc.	1.7%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at
https://www.bostontrustwalden.com/investment-services/mutual-funds/
. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these
materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.bostontrustwalden.com/investment-services/mutual-funds/
.

Boston Trust Walden Balanced Fund
WSBFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Boston Trust Walden Balanced Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at
www.bostontrustwalden.com/investment-services/mutual-funds/
. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden Balanced Fund	$ 48	0.95%
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$ 161,470,343
Total number of portfolio holdings	92
Portfolio turnover rate for the period	2.67%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	8.7%
U.S. Treasury Note	6.4%
U.S. Treasury Note	5.0%
Alphabet, Inc., Class C	4.8%
Apple, Inc.	4.7%
U.S. Treasury Bond	2.9%
Visa, Inc., Class A	2.7%
U.S. Treasury Inflation Indexed Note	2.6%
JPMorgan Chase & Co.	2.5%
ConocoPhillips	2.4%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at
https://www.bostontrustwalden.com/investment-services/mutual-funds/
. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-
282
-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.bostontrustwalden.com/investment-services/mutual-funds/
.

Boston Trust Walden Equity Fund
WSEFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Boston Trust Walden Equity Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at
www.bostontrustwalden.com/investment-services/mutual-funds/
. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden Equity Fund	$ 51	1.00%
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$ 271,916,923
Total number of portfolio holdings	54
Portfolio turnover rate for the period	5.46%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	9.5%
Apple, Inc.	8.2%
Alphabet, Inc., Class C	5.1%
ConocoPhillips	4.2%
JPMorgan Chase & Co.	3.8%
Alphabet, Inc., Class A	3.3%
Accenture PLC, Class A	3.1%
Visa, Inc., Class A	3.0%
Applied Materials, Inc.	2.9%
UnitedHealth Group, Inc.	2.8%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at
https://www.bostontrustwalden.com/investment-services/mutual-funds/
. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please
call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.bostontrustwalden.com/investment-services/mutual-funds/
.

Boston Trust Walden Midcap Fund
WAMFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Boston Trust Walden Midcap Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at
www.bostontrustwalden.com/investment-services/mutual-funds/
. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden Midcap Fund	$ 50	1.00%
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$ 132,264,750
Total number of portfolio holdings	70
Portfolio turnover rate for the period	11.28%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Baker Hughes Co.	2.9%
Paychex, Inc.	2.8%
Teradyne, Inc.	2.5%
Williams-Sonoma, Inc.	2.0%
SEI Investments Co.	2.0%
Ross Stores, Inc.	2.0%
ANSYS, Inc.	1.9%
FactSet Research Systems, Inc.	1.9%
W.W. Grainger, Inc.	1.9%
BJ's Wholesale Club Holdings, Inc.	1.9%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at
https://www.bostontrustwalden.com/investment-services/mutual-funds/
. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request
.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.bostontrustwalden.com/investment-services/mutual-funds/
.

Boston Trust Walden SMID Cap Fund
WASMX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Boston Trust Walden SMID Cap Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at
www.bostontrustwalden.com/investment-services/mutual-funds/
. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden SMID Cap Fund	$ 50	1.00%
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$ 253,431,245
Total number of portfolio holdings	70
Portfolio turnover rate for the period	10.41%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
BJ's Wholesale Club Holdings, Inc.	2.5%
Applied Industrial Technologies, Inc.	2.5%
TopBuild Corp.	2.2%
Waters Corp.	2.2%
IDEX Corp.	2.1%
A O Smith Corp.	2.1%
AptarGroup, Inc.	2.0%
SEI Investments Co.	2.0%
Donaldson Co., Inc.	1.9%
Hubbell, Inc.	1.9%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at
https://www.bostontrustwalden.com/investment-services/mutual-funds/
. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving
your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.bostontrustwalden.com/investment-services/mutual-funds/
.

Boston Trust Walden Small Cap Fund
BOSOX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Boston Trust Walden Small Cap Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at
www.bostontrustwalden.com/investment-services/mutual-funds/
. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden Small Cap Fund	$ 50	1.00%
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$ 1,314,126,554
Total number of portfolio holdings	70
Portfolio turnover rate for the period	14.74%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Sprouts Farmers Market, Inc.	2.7%
Littelfuse, Inc.	2.5%
Applied Industrial Technologies, Inc.	2.3%
InterDigital, Inc.	2.3%
Cactus, Inc., Class A	2.1%
Donaldson Co., Inc.	2.1%
Progress Software Corp.	2.1%
Jones Lang LaSalle, Inc.	2.1%
AptarGroup, Inc.	2.1%
Chemed Corp.	2.0%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at
https://www.bostontrustwalden.com/investment-services/mutual-funds/
. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses
,
proxies
, financial reports
and
other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.bostontrustwalden.com/investment-services/mutual-funds/
.

Boston Trust Walden International Equity Fund
WIEFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Boston Trust Walden International Equity Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at
www.bostontrustwalden.com/investment-services/mutual-funds/
. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden International Equity Fund	$ 47	0.92%
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$ 163,120,178
Total number of portfolio holdings	75
Portfolio turnover rate for the period	4.24%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Nestle SA (Registered)	3.1%
Toyota Motor Corp.	2.8%
Novo Nordisk A/S, Class B	2.6%
Roche Holding AG	2.6%
Unilever PLC	2.5%
Royal Bank of Canada	2.4%
Schneider Electric SE	2.4%
ASML Holding NV	2.3%
Insurance Australia Group Ltd.	2.2%
RELX PLC (London Exchange)	2.1%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at
https://www.bostontrustwalden.com/investment-services/mutual-funds/
. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending
you
separate
copies
of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.bostontrustwalden.com/investment-services/mutual-funds/
.

Item 2. Code of Ethics.

Not applicable - only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable - only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable - only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as part of the Financial Statements filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Financial Statements are attached herewith.

(b) The Financial Highlights are attached herewith.

Semi-Annual Financial Statements
June 30, 2024 (Unaudited)

Boston Trust Asset Management Fund

Boston Trust Equity Fund

Boston Trust Midcap Fund

Boston Trust SMID Cap Fund
Boston Trust Walden Balanced Fund

Boston Trust Walden Equity Fund

Boston Trust Walden Midcap Fund

Boston Trust Walden SMID Cap Fund

Boston Trust Walden Small Cap Fund

Boston Trust Walden International Equity Fund

Table of Contents
Semi-Annual
Financial Statements
June 30, 2024 (Unaudited)

Boston Trust Walden Inc., a subsidiary of Boston Trust Walden Company, serves as investment adviser (the “Adviser”) to the Boston Trust Walden Funds and receives a fee for its services. Boston Trust Walden Company provides certain administrative, operational, and investment support functions for the Adviser and is paid a fee for these services by the Adviser.
Shares of the Funds are not deposits of, obligations of, or guaranteed by Boston Trust Walden Company or its affiliates, nor are they federally insured by the FDIC. Investments in the Funds involve investment risks, including the possible loss of principal. Funds are distributed by Foreside Financial Services, LLC.
The foregoing information and opinions are for general information only. The Boston Trust Walden Funds and Boston Trust Walden Company do not assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only, and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering individual or personalized investment advice. Portfolio composition is as of June 30, 2024 and is subject to change without notice.
The Boston Trust Walden Funds may invest in foreign securities, which may involve risk not typically associated with U.S. investments.
The Funds’ ESG integration and, as applicable, values based screening could cause the Funds to avoid investments that may result in the Funds underperforming similar funds without comparable ESG Policies.

Schedule of Portfolio Investments
Boston Trust Asset Management Fund
June 30, 2024 (Unaudited)

Common Stocks (75.9%)
	Shares	Fair Value ($)
Communication Services (9.5%)
Alphabet, Inc., Class A	40,000	7,286,000
Alphabet, Inc., Class C	220,000	40,352,400
Comcast Corp., Class A	200,000	7,832,000
		55,470,400
Consumer Discretionary (4.4%)
Lowe's Cos., Inc.	25,000	5,511,500
NIKE, Inc., Class B	102,500	7,725,425
O'Reilly Automotive, Inc. (a)	4,500	4,752,270
Ross Stores, Inc.	15,000	2,179,800
Starbucks Corp.	67,000	5,215,950
		25,384,945
Consumer Staples (6.4%)
Church & Dwight Co., Inc.	48,750	5,054,400
Costco Wholesale Corp.	21,000	17,849,790
McCormick & Co., Inc. (Non Voting)	40,000	2,837,600
PepsiCo, Inc.	30,000	4,947,900
Procter & Gamble (The) Co.	25,000	4,123,000
Sysco Corp.	35,000	2,498,650
		37,311,340
Energy (3.3%)
Chevron Corp.	20,000	3,128,400
ConocoPhillips	25,000	2,859,500
Exxon Mobil Corp.	94,500	10,878,840
Schlumberger NV	45,000	2,123,100
		18,989,840
Financials (12.0%)
American Express Co.	19,750	4,573,113
Berkshire Hathaway, Inc., Class B (a)	20,000	8,136,000
Chubb Ltd.	18,000	4,591,440
Cincinnati Financial Corp.	60,000	7,086,000
FactSet Research Systems, Inc.	13,720	5,601,464
JPMorgan Chase & Co.	79,000	15,978,540
Northern Trust Corp.	40,000	3,359,200
T. Rowe Price Group, Inc.	45,000	5,188,950
Visa, Inc., Class A	57,500	15,092,025
		69,606,732
Health Care (9.5%)
Agilent Technologies, Inc.	1,000	129,630
Becton, Dickinson and Co.	35,000	8,179,850
Edwards Lifesciences Corp. (a)	95,000	8,775,150
Johnson & Johnson	56,500	8,258,040
Merck & Co., Inc.	47,500	5,880,500
Mettler-Toledo International, Inc. (a)	3,500	4,891,565
Stryker Corp.	25,000	8,506,250
UnitedHealth Group, Inc.	17,000	8,657,420
Waters Corp. (a)	7,500	2,175,900
		55,454,305
Industrials (8.6%)
Automatic Data Processing, Inc.	65,000	15,514,850
Donaldson Co., Inc.	50,000	3,578,000
Hubbell, Inc.	18,500	6,761,380
Illinois Tool Works, Inc.	25,400	6,018,784
Union Pacific Corp.	25,500	5,769,630
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
United Parcel Service, Inc., Class B	42,000	5,747,700
W.W. Grainger, Inc.	7,300	6,586,352
		49,976,696
Information Technology (19.7%)
Accenture PLC, Class A	62,000	18,811,420
Analog Devices, Inc.	22,500	5,135,850
Apple, Inc.	143,000	30,118,660
Applied Materials, Inc.	15,000	3,539,850
Cisco Systems, Inc.	65,000	3,088,150
Microsoft Corp.	98,150	43,868,143
Oracle Corp.	50,000	7,060,000
TE Connectivity Ltd.	20,000	3,008,600
		114,630,673
Materials (1.9%)
Air Products and Chemicals, Inc.	25,500	6,580,275
AptarGroup, Inc.	32,500	4,576,325
		11,156,600
Utilities (0.6%)
Eversource Energy	500	28,355
WEC Energy Group, Inc.	40,000	3,138,400
		3,166,755
TOTAL COMMON STOCKS (Cost $101,399,714)		441,148,286

Corporate Bonds (4.0%)
	Principal Amount ($)
Communication Services (0.1%)
Verizon Communications, Inc., 4.02%, 12/3/29, Callable 9/3/29 @ 100	250,000	236,284
Consumer Discretionary (0.5%)
Home Depot (The), Inc., 2.70%, 4/15/30	1,000,000	890,876
Lowe's Cos., Inc., 3.10%, 5/3/27, Callable 2/3/27 @ 100	750,000	709,980
Lowe's Cos., Inc., 1.30%, 4/15/28	750,000	654,402
McDonald's Corp., 2.62%, 9/1/29, MTN, Callable 6/1/29 @ 100	500,000	448,216
Toyota Motor Credit Corp., 3.65%, 1/8/29	350,000	332,536
		3,036,010
Consumer Staples (0.1%)
Estee Lauder (The) Cos., Inc., 2.38%, 12/1/29, Callable 9/1/29 @ 100	750,000	657,634
Financials (1.5%)
Bank of America Corp., 4.18%, 11/25/27, Callable 11/25/26 @ 100	500,000	482,694
Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25 @ 100	2,000,000	1,935,860
Cincinnati Financial Corp., 6.92%, 5/15/28	500,000	529,315
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Asset Management Fund
June 30, 2024 (Unaudited)
Corporate Bonds (continued)
	Principal Amount ($)	Fair Value ($)
Financials (continued)
JPMorgan Chase & Co., 3.90%, 7/15/25, Callable 4/15/25 @ 100	1,000,000	984,602
JPMorgan Chase & Co., (Variable, 3M CME Term SOFR + 1.38%), 4.00%, 4/23/29(b)	500,000	478,081
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	2,000,000	1,945,057
Wells Fargo & Co., 3.55%, 9/29/25, MTN	2,000,000	1,952,338
		8,307,947
Health Care (0.6%)
Becton, Dickinson & Co., 6.70%, 12/1/26	750,000	773,155
Merck & Co., Inc., 1.70%, 6/10/27	350,000	321,186
Pfizer, Inc., 3.60%, 9/15/28	500,000	478,403
Stryker Corp., 1.95%, 6/15/30	1,000,000	841,944
UnitedHealth Group, Inc., 3.37%, 4/15/27	500,000	479,338
Zoetis, Inc., 3.90%, 8/20/28	750,000	715,953
		3,609,979
Industrials (0.7%)
Emerson Electric Co., 2.00%, 12/21/28, Callable 10/21/28 @ 100	1,400,000	1,241,152
Hubbell, Inc., 3.50%, 2/15/28	1,000,000	944,237
John Deere Capital, 2.80%, 9/8/27, MTN	500,000	467,920
John Deere Capital, 3.45%, 3/7/29, MTN	1,250,000	1,178,006
Union Pacific Corp., 3.95%, 9/10/28	400,000	387,171
		4,218,486
Information Technology (0.4%)
Apple, Inc., 3.25%, 2/23/26, Callable 11/23/25 @ 100	2,500,000	2,429,909
Materials (0.1%)
Air Products and Chemicals, Inc., 1.85%, 5/15/27	400,000	367,579
TOTAL CORPORATE BONDS (Cost $23,642,211)		22,863,828

U.S. Government & U.S. Government Agency Obligations (17.8%)

Federal Farm Credit Bank (2.3%)
3.39%, 2/1/28	2,000,000	1,927,373
3.85%, 12/26/25	2,770,000	2,724,617
2.95%, 1/27/25	2,000,000	1,974,754
3.25%, 2/27/34	1,500,000	1,335,054
3.87%, 9/20/32	1,000,000	945,198
4.37%, 3/3/33	1,500,000	1,469,693
3.50%, 3/2/34	3,000,000	2,727,552
		13,104,241
Federal Home Loan Bank (1.2%)
2.88%, 9/13/24	2,500,000	2,487,062
3.50%, 7/20/32	1,500,000	1,389,143
U.S. Government & U.S. Government Agency Obligations (continued)
	Principal Amount ($)	Fair Value ($)
Federal Home Loan Bank (continued)
4.00%, 6/10/33	2,500,000	2,387,793
2.50%, 12/10/27	1,500,000	1,403,200
		7,667,198
U.S. Treasury Bond (5.1%)
5.37%, 2/15/31	5,500,000	5,849,336
4.50%, 2/15/36	15,250,000	15,534,150
3.50%, 2/15/39	4,250,000	3,824,170
4.50%, 2/15/44	4,000,000	3,923,750
		29,131,406
U.S. Treasury Inflation Indexed Note (0.6%)
1.13%, 1/15/33	2,631,525	2,434,600
1.38%, 7/15/33	1,548,600	1,462,222
		3,896,822
U.S. Treasury Note (8.6%)
2.25%, 11/15/27	6,500,000	6,046,523
2.13%, 5/31/26	5,000,000	4,761,328
0.88%, 11/15/30	4,000,000	3,235,469
3.25%, 6/30/29	6,000,000	5,700,234
4.12%, 6/15/26	4,000,000	3,954,062
3.38%, 5/15/33	6,000,000	5,560,547
3.87%, 8/15/33	14,000,000	13,468,437
4.00%, 2/15/34	7,250,000	7,037,031
		49,763,631
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $103,065,576)		103,563,298

Investment Companies (2.1%)
	Shares
Northern Institutional Treasury Portfolio (Premier Class), 5.15% (c)	12,383,545	12,383,545
TOTAL INVESTMENT COMPANIES (Cost $12,383,545)		12,383,545
Total Investments (Cost $240,491,046) — 99.8%		579,958,957
Other assets in excess of liabilities — 0.2%		1,306,459
Net Assets — 100.0%		$581,265,416

(a)	Non-income producing security.
(b)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2024.
(c)	Rate disclosed is the seven day yield as of June 30, 2024.

MTN	Medium Term Note
PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust Asset Management Fund
Statement of Assets and Liabilities
June 30, 2024 (Unaudited)
Assets:
Investments, at fair value(cost $240,491,046)	$579,958,957
Cash	97,500
Interest and dividends receivable	1,644,340
Receivable for tax reclaims	3,276
Receivable for capital shares issued	780
Prepaid expenses	18,823
Total Assets	581,723,676
Liabilities:
Payable for capital shares redeemed	53,909
Accrued expenses and other liabilities:
Investment adviser	340,309
Administration and accounting	26,215
Custodian	6,212
Shareholder servicing fees	12,131
Transfer agent	3,813
Trustee	1,150
Other	14,521
Total Liabilities	458,260
Net Assets	$581,265,416
Composition of Net Assets:
Paid in capital	$217,554,155
Total distributable earnings	363,711,261
Net Assets	$581,265,416
Shares outstanding (par value $0.01, unlimited number of shares authorized)	9,348,141
Net Asset Value, Offering Price and Redemption price per share	$62.18
Statement of Operations
For the period ended June 30, 2024 (Unaudited)
Investment Income:
Dividends	$3,364,541
Interest	2,651,564
Total Investment Income	6,016,105
Expenses:
Investment adviser	2,052,936
Administration and accounting	51,666
Chief compliance officer	10,784
Custodian	14,414
Shareholder servicing	71,376
Transfer agency	12,223
Trustee	23,168
Other	65,785
Total expenses	2,302,352
Net Expenses	2,302,352
Net Investment Income	3,713,753
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	19,797,676
Change in unrealized appreciation on investments	8,568,813
Net realized/unrealized gains on investments	28,366,489
Change in Net Assets Resulting from Operations	$32,080,242
See Notes to Financial Statements

Financial Statements
Boston Trust Asset Management Fund
Statements of Changes in Net Assets
	For the six months ended June 30, 2024	For the year ended December 31, 2023
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$3,713,753	$8,342,363
Net realized gains from investment transactions	19,797,676	30,844,290
Change in unrealized appreciation on investments	8,568,813	33,974,692
Change in Net Assets Resulting from Operations	32,080,242	73,161,345
Distributions To Shareholders:
Total Distributions	—	(35,809,356)
Change in Net Assets Resulting from distributions to shareholders	—	(35,809,356)
Capital Share Transactions:
Proceeds from shares issued	6,773,341	17,349,182
Dividends reinvested	—	17,136,793
Cost of shares redeemed	(27,095,446)	(48,970,508)
Cost of in-kind shares redeemed (a)	—	(4,698,109)
Change in Net Assets Resulting from Capital Share Transactions	(20,322,105)	(19,182,642)
Change in Net Assets	11,758,137	18,169,347
Net Assets:
Beginning of period	569,507,279	551,337,932
End of period	$581,265,416	$569,507,279
Share Transactions:
Issued	111,460	295,997
Reinvested	—	297,565
Redeemed	(447,237)	(833,092)
Redeemed in-kind (a)	—	(77,706)
Change in shares	(335,777)	(317,236)

(a)	See Note 3 in the Notes to Financial Statements.
See Notes to Financial Statements

Financial Statements
Boston Trust Asset Management Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.
	For the six months ended June 30, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$ 58.81	$ 55.13	$ 67.46	$ 56.29	$ 55.17	$ 44.27
Investment Activities:
Operations:
Net investment income	0.40	0.89	0.63	0.48	0.53	0.48
Net realized/unrealized gains (losses) from investments	2.97	6.60	(10.42)	11.69	3.74	10.93
Total from investment activities	3.37	7.49	(9.79)	12.17	4.27	11.41
Distributions from:
Net investment income	—	(0.80)	(0.65)	(0.49)	(0.53)	(0.48)
Net realized gains from investment transactions	—	(3.01)	(1.89)	(0.51)	(2.62)	(0.03)
Total distributions	—	(3.81)	(2.54)	(1.00)	(3.15)	(0.51)
Net Asset Value, End of Period	$ 62.18	$ 58.81	$ 55.13	$ 67.46	$ 56.29	$ 55.17
Total Return	5.73%(a)	13.72%	(14.65)%	21.65%	7.83%	25.81%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$ 581,265	$ 569,507	$ 551,338	$ 702,741	$ 597,013	$ 623,151
Ratio of net expenses to average net assets	0.80%(b)	0.82%	0.83%	0.81%	0.88%	0.90%
Ratio of net investment income to average net assets	1.30%(b)	1.45%	1.05%	0.77%	0.96%	1.02%
Portfolio turnover rate	7.44%(a)	24.76%(c)	35.52%	6.51%	12.18%	5.76%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Excludes impact of in-kind transactions.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Equity Fund
June 30, 2024 (Unaudited)

Common Stocks (99.1%)
	Shares	Fair Value ($)
Communication Services (10.7%)
Alphabet, Inc., Class A	15,000	2,732,250
Alphabet, Inc., Class C	100,000	18,342,000
Comcast Corp., Class A	116,500	4,562,140
		25,636,390
Consumer Discretionary (6.1%)
Lowe's Cos., Inc.	10,000	2,204,600
NIKE, Inc., Class B	30,000	2,261,100
O'Reilly Automotive, Inc. (a)	3,300	3,484,998
Ross Stores, Inc.	7,000	1,017,240
Starbucks Corp.	40,000	3,114,000
TJX (The) Cos., Inc.	21,500	2,367,150
		14,449,088
Consumer Staples (8.6%)
Church & Dwight Co., Inc.	15,000	1,555,200
Costco Wholesale Corp.	12,200	10,369,878
Diageo PLC, Sponsored ADR	7,500	945,600
Hershey (The) Co.	5,000	919,150
McCormick & Co., Inc. (Non Voting)	14,000	993,160
PepsiCo, Inc.	18,000	2,968,740
Procter & Gamble (The) Co.	9,000	1,484,280
Sysco Corp.	20,000	1,427,800
		20,663,808
Energy (4.6%)
Chevron Corp.	13,000	2,033,460
Exxon Mobil Corp.	50,000	5,756,000
Schlumberger NV	67,500	3,184,650
		10,974,110
Financials (14.2%)
American Express Co.	10,500	2,431,275
Berkshire Hathaway, Inc., Class B (a)	8,750	3,559,500
Chubb Ltd.	10,000	2,550,800
Cincinnati Financial Corp.	20,000	2,362,000
FactSet Research Systems, Inc.	7,500	3,062,025
JPMorgan Chase & Co.	42,250	8,545,485
Northern Trust Corp.	22,500	1,889,550
T. Rowe Price Group, Inc.	20,000	2,306,200
Visa, Inc., Class A	28,000	7,349,160
		34,055,995
Health Care (14.4%)
Agilent Technologies, Inc.	20,000	2,592,600
Becton, Dickinson and Co.	15,000	3,505,650
Cooper (The) Cos., Inc.	31,250	2,728,125
Edwards Lifesciences Corp. (a)	22,500	2,078,325
Johnson & Johnson	28,500	4,165,560
Merck & Co., Inc.	22,500	2,785,500
Mettler-Toledo International, Inc. (a)	1,500	2,096,385
Stryker Corp.	12,000	4,083,000
UnitedHealth Group, Inc.	10,200	5,194,452
Waters Corp. (a)	10,750	3,118,790
Zoetis, Inc.	12,000	2,080,320
		34,428,707
Industrials (11.3%)
Automatic Data Processing, Inc.	20,000	4,773,800
Deere & Co.	4,750	1,774,742
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Donaldson Co., Inc.	15,000	1,073,400
Hubbell, Inc.	10,000	3,654,800
Illinois Tool Works, Inc.	15,000	3,554,400
Union Pacific Corp.	18,500	4,185,810
United Parcel Service, Inc., Class B	15,000	2,052,750
W.W. Grainger, Inc.	6,500	5,864,560
		26,934,262
Information Technology (25.8%)
Accenture PLC, Class A	25,000	7,585,250
Analog Devices, Inc.	16,500	3,766,290
Apple, Inc.	80,750	17,007,565
Applied Materials, Inc.	10,250	2,418,897
Microsoft Corp.	51,000	22,794,450
Oracle Corp.	40,000	5,648,000
TE Connectivity Ltd.	16,500	2,482,095
		61,702,547
Materials (2.4%)
Air Products and Chemicals, Inc.	14,800	3,819,140
AptarGroup, Inc.	14,250	2,006,543
		5,825,683
Utilities (1.0%)
Eversource Energy	6,700	379,957
WEC Energy Group, Inc.	25,000	1,961,500
		2,341,457
TOTAL COMMON STOCKS (Cost $73,843,626)		237,012,047

Investment Companies (0.9%)

Northern Institutional Treasury Portfolio (Premier Class), 5.15% (b)	2,241,902	2,241,902
TOTAL INVESTMENT COMPANIES (Cost $2,241,902)		2,241,902
Total Investments (Cost $76,085,528) — 100.0%		239,253,949
Liabilities in excess of other assets — (0.0)%(c)		(20,595)
Net Assets — 100.0%		$239,233,354

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2024.
(c)	Represents less than 0.05%.

ADR	American Depositary Receipt
PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust Equity Fund
Statement of Assets and Liabilities
June 30, 2024 (Unaudited)
Assets:
Investments, at fair value(cost $76,085,528)	$239,253,949
Dividend receivable	158,990
Receivable for tax reclaims	1,820
Prepaid expenses	11,309
Total Assets	239,426,068
Liabilities:
Payable for capital shares redeemed	19,000
Accrued expenses and other liabilities:
Investment adviser	146,433
Administration and accounting	15,656
Custodian	2,470
Shareholder servicing fees	789
Transfer agent	3,535
Trustee	357
Other	4,474
Total Liabilities	192,714
Net Assets	$239,233,354
Composition of Net Assets:
Paid in capital	$72,060,713
Total distributable earnings	167,172,641
Net Assets	$239,233,354
Shares outstanding (par value $0.01, unlimited number of shares authorized)	5,590,862
Net Asset Value, Offering Price and Redemption price per share	$42.79
Statement of Operations
For the period ended June 30, 2024 (Unaudited)
Investment Income:
Dividends	$1,703,701
Less: Foreign tax withholding	(75)
Total Investment Income	1,703,626
Expenses:
Investment adviser	869,242
Administration and accounting	29,695
Chief compliance officer	4,275
Custodian	6,238
Shareholder servicing	4,844
Transfer agency	11,600
Trustee	9,180
Other	25,919
Total expenses	960,993
Net Expenses	960,993
Net Investment Income	742,633
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	3,311,953
Change in unrealized appreciation on investments	11,747,840
Net realized/unrealized gains on investments	15,059,793
Change in Net Assets Resulting from Operations	$15,802,426
See Notes to Financial Statements

Financial Statements
Boston Trust Equity Fund
Statements of Changes in Net Assets
	For the six months ended June 30, 2024	For the year ended December 31, 2023
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$742,633	$1,675,786
Net realized gains from investment transactions	3,311,953	631,737
Change in unrealized appreciation on investments	11,747,840	30,524,230
Change in Net Assets Resulting from Operations	15,802,426	32,831,753
Distributions To Shareholders:
Total Distributions	—	(3,434,420)
Change in Net Assets Resulting from distributions to shareholders	—	(3,434,420)
Capital Share Transactions:
Proceeds from shares issued	7,693,951	10,808,134
Dividends reinvested	—	1,341,506
Cost of shares redeemed	(7,167,193)	(10,072,720)
Change in Net Assets Resulting from Capital Share Transactions	526,758	2,076,920
Change in Net Assets	16,329,184	31,474,253
Net Assets:
Beginning of period	222,904,170	191,429,917
End of period	$239,233,354	$222,904,170
Share Transactions:
Issued	186,348	281,535
Reinvested	—	34,389
Redeemed	(174,063)	(268,351)
Change in shares	12,285	47,573
See Notes to Financial Statements

Financial Statements
Boston Trust Equity Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.
	For the six months ended June 30, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$ 39.96	$ 34.61	$ 41.55	$ 32.89	$ 29.55	$ 22.64
Investment Activities:
Operations:
Net investment income	0.13	0.30	0.24	0.20	0.27	0.24
Net realized/unrealized gains (losses) from investments	2.70	5.67	(6.08)	9.56	4.00	6.94
Total from investment activities	2.83	5.97	(5.84)	9.76	4.27	7.18
Distributions from:
Net investment income	—	(0.26)	(0.24)	(0.20)	(0.27)	(0.24)
Net realized gains from investment transactions	—	(0.36)	(0.86)	(0.90)	(0.66)	(0.03)
Total distributions	—	(0.62)	(1.10)	(1.10)	(0.93)	(0.27)
Net Asset Value, End of Period	$ 42.79	$ 39.96	$ 34.61	$ 41.55	$ 32.89	$ 29.55
Total Return	7.08%(a)	17.29%	(14.16)%	29.77%	14.53%	31.74%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$ 239,233	$ 222,904	$ 191,430	$ 222,866	$ 168,487	$ 159,651
Ratio of net expenses to average net assets	0.83%(b)	0.85%	0.86%	0.85%	0.90%	0.91%
Ratio of net investment income to average net assets	0.64%(b)	0.81%	0.66%	0.53%	0.93%	0.88%
Portfolio turnover rate	3.01%(a)	6.19%	10.30%	7.33%	9.30%	2.61%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Midcap Fund
June 30, 2024 (Unaudited)

Common Stocks (98.7%)
	Shares	Fair Value ($)
Communication Services (2.5%)
Electronic Arts, Inc.	26,540	3,697,818
Omnicom Group, Inc.	25,785	2,312,915
		6,010,733
Consumer Discretionary (11.1%)
AutoZone, Inc. (a)	1,390	4,120,099
Choice Hotels International, Inc.	31,140	3,705,660
Columbia Sportswear Co.	29,645	2,344,327
Lululemon Athletica, Inc. (a)	10,415	3,110,960
Ross Stores, Inc.	32,740	4,757,777
Ulta Beauty, Inc. (a)	9,105	3,513,346
Williams-Sonoma, Inc.	17,310	4,887,825
		26,439,994
Consumer Staples (7.0%)
BJ's Wholesale Club Holdings, Inc. (a)	46,985	4,127,162
Church & Dwight Co., Inc.	22,310	2,313,101
Dollar General Corp.	18,095	2,392,702
Hershey (The) Co.	16,070	2,954,148
McCormick & Co., Inc. (Non Voting)	34,125	2,420,828
Sysco Corp.	33,955	2,424,047
		16,631,988
Energy (4.2%)
Baker Hughes Co.	132,100	4,645,957
Marathon Oil Corp.	184,730	5,296,209
		9,942,166
Financials (14.9%)
American Financial Group, Inc.	23,985	2,950,635
Brown & Brown, Inc.	34,805	3,111,915
Cboe Global Markets, Inc.	16,845	2,864,661
Cincinnati Financial Corp.	25,450	3,005,645
East West Bancorp, Inc.	30,920	2,264,272
Everest Group Ltd.	6,225	2,371,849
FactSet Research Systems, Inc.	10,455	4,268,463
M&T Bank Corp.	20,330	3,077,149
Northern Trust Corp.	38,910	3,267,662
SEI Investments Co.	72,895	4,715,577
T. Rowe Price Group, Inc.	31,960	3,685,307
		35,583,135
Health Care (11.4%)
Agilent Technologies, Inc.	24,840	3,220,009
Chemed Corp.	3,875	2,102,498
Cooper (The) Cos., Inc.	51,120	4,462,776
Labcorp Holdings, Inc.	11,120	2,263,031
Medpace Holdings, Inc. (a)	5,825	2,399,026
Mettler-Toledo International, Inc. (a)	2,760	3,857,348
STERIS PLC	14,325	3,144,910
Teleflex, Inc.	10,845	2,281,029
Waters Corp. (a)	12,005	3,482,891
		27,213,518
Industrials (18.7%)
A O Smith Corp.	36,855	3,014,002
Allegion PLC	27,270	3,221,951
AMETEK, Inc.	25,985	4,331,959
Broadridge Financial Solutions, Inc.	10,995	2,166,015
Donaldson Co., Inc.	58,025	4,152,269
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Expeditors International of Washington, Inc.	28,330	3,535,301
Hubbell, Inc.	8,845	3,232,671
Lincoln Electric Holdings, Inc.	12,760	2,407,046
Nordson Corp.	14,830	3,439,670
Paychex, Inc.	55,065	6,528,506
Paycom Software, Inc.	23,215	3,320,674
Rockwell Automation, Inc.	10,150	2,794,092
W.W. Grainger, Inc.	2,760	2,490,182
		44,634,338
Information Technology (12.0%)
Amdocs Ltd.	26,535	2,094,142
ANSYS, Inc. (a)	14,300	4,597,450
Check Point Software Technologies Ltd. (a)	16,765	2,766,225
F5, Inc. (a)	14,675	2,527,475
Fortinet, Inc. (a)	49,150	2,962,271
TE Connectivity Ltd.	29,145	4,384,282
Teradyne, Inc.	40,830	6,054,681
Zebra Technologies Corp., Class A (a)	10,475	3,236,042
		28,622,568
Materials (6.5%)
AptarGroup, Inc.	29,595	4,167,272
Avery Dennison Corp.	15,115	3,304,895
Ball Corp.	46,970	2,819,139
Packaging Corp. of America	12,655	2,310,297
RPM International, Inc.	26,715	2,876,671
		15,478,274
Real Estate (4.1%)
AvalonBay Communities, Inc.	15,210	3,146,797
CubeSmart	53,430	2,413,433
Jones Lang LaSalle, Inc. (a)	20,515	4,211,319
		9,771,549
Utilities (6.3%)
Atmos Energy Corp.	26,265	3,063,812
Essential Utilities, Inc.	107,955	4,029,960
Eversource Energy	60,845	3,450,520
ONE Gas, Inc.	32,835	2,096,515
WEC Energy Group, Inc.	30,385	2,384,007
		15,024,814
TOTAL COMMON STOCKS (Cost $176,228,963)		235,353,077

Investment Companies (1.3%)

Northern Institutional Treasury Portfolio (Premier Class), 5.15% (b)	3,037,581	3,037,581
TOTAL INVESTMENT COMPANIES (Cost $3,037,581)		3,037,581
Total Investments (Cost $179,266,544) — 100.0%		238,390,658
Liabilities in excess of other assets — (0.0)%		(54,098)
Net Assets — 100.0%		$238,336,560

See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Midcap Fund
June 30, 2024 (Unaudited)
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2024.

PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust Midcap Fund
Statement of Assets and Liabilities
June 30, 2024 (Unaudited)
Assets:
Investments, at fair value(cost $179,266,544)	$238,390,658
Dividend receivable	149,448
Receivable for capital shares issued	12,297
Prepaid expenses	18,085
Total Assets	238,570,488
Liabilities:
Payable for capital shares redeemed	36,426
Accrued expenses and other liabilities:
Investment adviser	146,076
Administration and accounting	16,086
Custodian	3,016
Shareholder servicing fees	24,676
Transfer agent	4,424
Trustee	346
Other	2,878
Total Liabilities	233,928
Net Assets	$238,336,560
Composition of Net Assets:
Paid in capital	$173,306,601
Total distributable earnings	65,029,959
Net Assets	$238,336,560
Shares outstanding (par value $0.01, unlimited number of shares authorized)	10,096,001
Net Asset Value, Offering Price and Redemption price per share	$23.61
Statement of Operations
For the period ended June 30, 2024 (Unaudited)
Investment Income:
Dividends	$1,820,535
Total Investment Income	1,820,535
Expenses:
Investment adviser	876,074
Administration and accounting	29,910
Chief compliance officer	4,308
Custodian	9,041
Shareholder servicing	161,179
Transfer agency	13,886
Trustee	9,261
Other	41,668
Gross expense before recoupment	1,145,327
Recoupment of prior expenses reimbursed by the investment adviser	3,138
Total expenses	1,148,465
Net Expenses	1,148,465
Net Investment Income	672,070
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	4,658,567
Change in unrealized appreciation on investments	1,043,038
Net realized/unrealized gains on investments	5,701,605
Change in Net Assets Resulting from Operations	$6,373,675
See Notes to Financial Statements

Financial Statements
Boston Trust Midcap Fund
Statements of Changes in Net Assets
	For the six months ended June 30, 2024	For the year ended December 31, 2023
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$672,070	$1,108,479
Net realized gains from investment transactions	4,658,567	9,001,956
Change in unrealized appreciation on investments	1,043,038	15,103,204
Change in Net Assets Resulting from Operations	6,373,675	25,213,639
Distributions To Shareholders:
Total Distributions	—	(9,691,068)
Change in Net Assets Resulting from distributions to shareholders	—	(9,691,068)
Capital Share Transactions:
Proceeds from shares issued	28,257,425	79,231,729
Dividends reinvested	—	7,840,523
Cost of shares redeemed	(24,816,383)	(36,586,492)
Change in Net Assets Resulting from Capital Share Transactions	3,441,042	50,485,760
Change in Net Assets	9,814,717	66,008,331
Net Assets:
Beginning of period	228,521,843	162,513,512
End of period	$238,336,560	$228,521,843
Share Transactions:
Issued	1,197,496	3,603,931
Reinvested	—	355,257
Redeemed	(1,047,029)	(1,658,914)
Change in shares	150,467	2,300,274
See Notes to Financial Statements

Financial Statements
Boston Trust Midcap Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.
	For the six months ended June 30, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$ 22.98	$ 21.26	$ 24.96	$ 21.02	$ 19.55	$ 15.78
Investment Activities:
Operations:
Net investment income	0.07	0.13	0.10	0.08	0.12	0.10
Net realized/unrealized gains (losses) from investments	0.56	2.60	(2.80)	5.09	1.60	4.39
Total from investment activities	0.63	2.73	(2.70)	5.17	1.72	4.49
Distributions from:
Net investment income	—	(0.10)	(0.09)	(0.10)	(0.12)	(0.09)
Net realized gains from investment transactions	—	(0.91)	(0.91)	(1.13)	(0.13)	(0.63)
Total distributions	—	(1.01)	(1.00)	(1.23)	(0.25)	(0.72)
Net Asset Value, End of Period	$ 23.61	$ 22.98	$ 21.26	$ 24.96	$ 21.02	$ 19.55
Total Return	2.74%(a)	13.05%	(10.94)%	24.81%	8.81%	28.59%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$ 238,337	$ 228,522	$ 162,514	$ 172,765	$ 139,723	$ 145,305
Ratio of net expenses to average net assets	0.98%(b)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.58%(b)	0.57%	0.45%	0.36%	0.59%	0.67%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	0.98%(b)	0.98%	1.00%	1.00%	1.05%	1.04%
Portfolio turnover rate	13.98%(a)	26.29%	27.89%	19.72%	38.33%	18.46%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust SMID Cap Fund
June 30, 2024 (Unaudited)

Common Stocks (99.3%)
	Shares	Fair Value ($)
Communication Services (1.2%)
Interpublic Group of (The) Cos., Inc.	310,065	9,019,791
Consumer Discretionary (11.0%)
Carter's, Inc.	96,941	6,007,434
Cavco Industries, Inc. (a)	16,764	5,803,194
Choice Hotels International, Inc.	102,524	12,200,356
Columbia Sportswear Co.	114,939	9,089,376
Service Corp. International	224,215	15,948,413
Texas Roadhouse, Inc.	63,887	10,970,037
TopBuild Corp. (a)	30,736	11,841,658
Williams-Sonoma, Inc.	46,425	13,109,027
		84,969,495
Consumer Staples (4.8%)
BJ's Wholesale Club Holdings, Inc. (a)	221,301	19,439,080
Flowers Foods, Inc.	455,227	10,106,039
McCormick & Co., Inc. (Non Voting)	110,985	7,873,276
		37,418,395
Energy (4.1%)
Cactus, Inc., Class A	201,004	10,600,951
Helmerich & Payne, Inc.	222,410	8,037,897
Magnolia Oil & Gas Corp., Class A	535,016	13,557,306
		32,196,154
Financials (15.7%)
American Financial Group, Inc.	95,145	11,704,738
Cboe Global Markets, Inc.	68,150	11,589,589
Cincinnati Financial Corp.	99,975	11,807,047
Cohen & Steers, Inc.	77,953	5,656,270
Commerce Bancshares, Inc.	147,400	8,221,972
East West Bancorp, Inc.	108,075	7,914,332
FactSet Research Systems, Inc.	28,425	11,605,075
International Bancshares Corp.	148,697	8,506,955
Jack Henry & Associates, Inc.	49,828	8,272,445
Northern Trust Corp.	133,905	11,245,342
SEI Investments Co.	237,188	15,343,692
Selective Insurance Group, Inc.	102,381	9,606,409
		121,473,866
Health Care (10.9%)
Charles River Laboratories International, Inc. (a)	66,606	13,759,468
Chemed Corp.	23,378	12,684,435
Cooper (The) Cos., Inc.	156,259	13,641,411
Medpace Holdings, Inc. (a)	28,925	11,912,761
Revvity, Inc.	59,877	6,278,702
Teleflex, Inc.	52,014	10,940,105
Waters Corp. (a)	51,767	15,018,642
		84,235,524
Industrials (20.8%)
A O Smith Corp.	135,717	11,098,936
Allegion PLC	96,975	11,457,596
Applied Industrial Technologies, Inc.	63,586	12,335,684
Donaldson Co., Inc.	207,939	14,880,115
ExlService Holdings, Inc. (a)	432,507	13,563,419
Expeditors International of Washington, Inc.	96,846	12,085,412
Hubbell, Inc.	32,123	11,740,314
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
IDEX Corp.	52,741	10,611,489
Lincoln Electric Holdings, Inc.	42,951	8,102,277
Masco Corp.	118,450	7,897,061
Nordson Corp.	60,557	14,045,591
Paycom Software, Inc.	73,517	10,515,872
Robert Half, Inc.	69,019	4,415,836
Snap-on, Inc.	43,779	11,443,393
Toro (The) Co.	80,053	7,485,756
		161,678,751
Information Technology (14.8%)
Akamai Technologies, Inc. (a)	63,086	5,682,787
Amdocs Ltd.	137,100	10,819,932
Check Point Software Technologies Ltd. (a)	73,462	12,121,230
Dolby Laboratories, Inc., Class A	86,975	6,891,029
F5, Inc. (a)	72,727	12,525,771
Manhattan Associates, Inc. (a)	23,790	5,868,517
NetApp, Inc.	104,281	13,431,393
Progress Software Corp.	187,950	10,198,167
Qualys, Inc. (a)	93,575	13,343,795
Teradyne, Inc.	76,542	11,350,413
Zebra Technologies Corp., Class A (a)	40,249	12,434,124
		114,667,158
Materials (6.8%)
AptarGroup, Inc.	114,188	16,078,812
Avery Dennison Corp.	49,923	10,915,664
Packaging Corp. of America	48,913	8,929,557
RPM International, Inc.	110,685	11,918,561
Silgan Holdings, Inc.	122,140	5,170,186
		53,012,780
Real Estate (6.0%)
Camden Property Trust	73,358	8,004,091
CubeSmart	180,410	8,149,120
Jones Lang LaSalle, Inc. (a)	61,191	12,561,289
Lamar Advertising Co., Class A	85,070	10,168,417
STAG Industrial, Inc.	208,238	7,509,062
		46,391,979
Utilities (3.2%)
Atmos Energy Corp.	69,350	8,089,678
Essential Utilities, Inc.	152,685	5,699,731
IDACORP, Inc.	49,828	4,641,478
ONE Gas, Inc.	98,647	6,298,611
		24,729,498
TOTAL COMMON STOCKS (Cost $672,948,895)		769,793,391

See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust SMID Cap Fund
June 30, 2024 (Unaudited)
Investment Companies (0.7%)
	Shares	Fair Value ($)
Northern Institutional Treasury Portfolio (Premier Class), 5.15% (b)	5,494,137	5,494,137
TOTAL INVESTMENT COMPANIES (Cost $5,494,137)		5,494,137
Total Investments (Cost $678,443,032) — 100.0%		775,287,528
Other assets in excess of liabilities — 0.0%		249,986
Net Assets — 100.0%		$775,537,514

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2024.

PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust SMID Cap Fund
Statement of Assets and Liabilities
June 30, 2024 (Unaudited)
Assets:
Investments, at fair value(cost $678,443,032)	$775,287,528
Dividend receivable	494,925
Receivable for tax reclaims	11,685
Receivable for capital shares issued	253,461
Prepaid expenses	66,191
Total Assets	776,113,790
Liabilities:
Payable for capital shares redeemed	77,093
Payable to Custodian	11,685
Accrued expenses and other liabilities:
Investment adviser	426,241
Administration and accounting	34,157
Custodian	10,238
Transfer agent	3,774
Trustee	734
Other	12,354
Total Liabilities	576,276
Net Assets	$775,537,514
Composition of Net Assets:
Paid in capital	$663,204,266
Total distributable earnings	112,333,248
Net Assets	$775,537,514
Shares outstanding (par value $0.01, unlimited number of shares authorized)	33,179,844
Net Asset Value, Offering Price and Redemption price per share	$23.37
Statement of Operations
For the period ended June 30, 2024 (Unaudited)
Investment Income:
Dividends	$6,047,410
Total Investment Income	6,047,410
Expenses:
Investment adviser	2,856,267
Administration and accounting	67,485
Chief compliance officer	14,048
Custodian	25,088
Transfer agency	12,400
Trustee	30,214
Other	128,546
Total expenses before fee reductions	3,134,048
Fees contractually reduced by the investment adviser	(277,781)
Net Expenses	2,856,267
Net Investment Income	3,191,143
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	411,651
Net realized gains from redemptions in-kind (a)	21,153,326
Change in unrealized depreciation on investments	(15,068,619)
Net realized/unrealized gains on investments	6,496,358
Change in Net Assets Resulting from Operations	$9,687,501

(a)	See Note 3 in the Notes to Financial Statements.
See Notes to Financial Statements

Financial Statements
Boston Trust SMID Cap Fund
Statements of Changes in Net Assets
	For the six months ended June 30, 2024	For the year ended December 31, 2023
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$3,191,143	$5,854,046
Net realized gains/(loss) from investment transactions	21,564,977	(4,442,009)
Change in unrealized appreciation (depreciation) on investments	(15,068,619)	90,053,741
Change in Net Assets Resulting from Operations	9,687,501	91,465,778
Distributions To Shareholders:
Total Distributions	—	(6,159,511)
Change in Net Assets Resulting from distributions to shareholders	—	(6,159,511)
Capital Share Transactions:
Proceeds from shares issued	96,927,540	274,481,597
Dividends reinvested	—	4,946,955
Cost of shares redeemed	(48,452,863)	(108,356,325)
Cost of in-kind shares redeemed (a)	(72,457,747)	—
Change in Net Assets Resulting from Capital Share Transactions	(23,983,070)	171,072,227
Change in Net Assets	(14,295,569)	256,378,494
Net Assets:
Beginning of period	789,833,083	533,454,589
End of period	$775,537,514	$789,833,083
Share Transactions:
Issued	4,078,583	13,185,673
Reinvested	—	225,682
Redeemed	(2,063,994)	(5,130,119)
Redeemed in-kind (a)	(3,067,644)	—
Change in shares	(1,053,055)	8,281,236

(a)	See Note 3 in the Notes to Financial Statements.
See Notes to Financial Statements

Financial Statements
Boston Trust SMID Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.
	For the six months ended June 30, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$ 23.07	$ 20.56	$ 24.32	$ 19.23	$ 17.90	$ 14.63
Investment Activities:
Operations:
Net investment income	0.10	0.19	0.19	0.17	0.12	0.14
Net realized/unrealized gains (losses) from investments	0.20	2.50	(3.10)	5.66	1.36	3.76
Total from investment activities	0.30	2.69	(2.91)	5.83	1.48	3.90
Distributions from:
Net investment income	—	(0.16)	(0.21)	(0.19)	(0.13)	(0.12)
Net realized gains from investment transactions	—	(0.02)	(0.64)	(0.55)	(0.02)	(0.51)
Total distributions	—	(0.18)	(0.85)	(0.74)	(0.15)	(0.63)
Net Asset Value, End of Period	$ 23.37	$ 23.07	$ 20.56	$ 24.32	$ 19.23	$ 17.90
Total Return	1.30%(a)	13.14%	(12.04)%	30.46%	8.26%	26.74%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$ 775,538	$ 789,833	$ 533,455	$ 615,547	$ 226,075	$ 126,376
Ratio of net expenses to average net assets	0.75%(b)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	0.84%(b)	0.92%	0.89%	0.80%	0.89%	0.85%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	0.82%(b)	0.85%	0.86%	0.85%	0.91%	0.95%
Portfolio turnover rate	18.90%(a), (d)	31.10%	27.54%(d)	35.83%(d)	51.26%(d)	24.08%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
(d)	Excludes impact of in-kind transactions.
See Notes to Financial Statements

Semi-Annual ESG Impact Report
June 30, 2024 (Unaudited)
Read Boston Trust Walden’s Annual ESG Impact Report online. The report can be found at: www.bostontrustwalden.com/insight-cat/impact-investing/
In this report, we share examples of actions taken to accelerate progress in the areas of climate risk, equality, and governance, and offer industry-leading measurements and disclosure on the impact of our initiatives.

Schedule of Portfolio Investments
Boston Trust Walden Balanced Fund
June 30, 2024 (Unaudited)

Common Stocks (69.5%)
	Shares	Fair Value ($)
Communication Services (8.0%)
Alphabet, Inc., Class A	20,000	3,643,000
Alphabet, Inc., Class C	42,300	7,758,666
Comcast Corp., Class A	37,575	1,471,437
		12,873,103
Consumer Discretionary (4.8%)
AutoZone, Inc. (a)	780	2,311,998
Lowe's Cos., Inc.	5,800	1,278,668
NIKE, Inc., Class B	14,455	1,089,473
Ross Stores, Inc.	13,000	1,889,160
Starbucks Corp.	15,850	1,233,923
		7,803,222
Consumer Staples (3.8%)
Costco Wholesale Corp.	4,200	3,569,958
PepsiCo, Inc.	15,915	2,624,861
		6,194,819
Energy (2.4%)
ConocoPhillips	33,760	3,861,469
Financials (9.2%)
Chubb Ltd.	9,500	2,423,260
FactSet Research Systems, Inc.	3,000	1,224,810
JPMorgan Chase & Co.	20,000	4,045,200
Marsh & McLennan Cos., Inc.	8,000	1,685,760
T. Rowe Price Group, Inc.	10,000	1,153,100
Visa, Inc., Class A	16,465	4,321,569
		14,853,699
Health Care (10.2%)
Agilent Technologies, Inc.	8,000	1,037,040
Becton, Dickinson and Co.	7,250	1,694,398
Cooper (The) Cos., Inc.	12,000	1,047,600
Johnson & Johnson	19,815	2,896,160
Merck & Co., Inc.	12,820	1,587,116
Stryker Corp.	9,250	3,147,312
UnitedHealth Group, Inc.	6,750	3,437,505
Waters Corp. (a)	5,425	1,573,901
		16,421,032
Industrials (6.7%)
Automatic Data Processing, Inc.	6,695	1,598,030
Deere & Co.	5,500	2,054,965
Donaldson Co., Inc.	13,390	958,188
Hubbell, Inc.	7,000	2,558,360
Union Pacific Corp.	9,755	2,207,166
United Parcel Service, Inc., Class B	10,000	1,368,500
		10,745,209
Information Technology (22.1%)
Accenture PLC, Class A	12,000	3,640,920
Adobe, Inc. (a)	3,840	2,133,274
Analog Devices, Inc.	8,745	1,996,134
Apple, Inc.	36,265	7,638,134
Applied Materials, Inc.	6,130	1,446,619
Cisco Systems, Inc.	35,515	1,687,318
KLA Corp.	950	783,284
Microsoft Corp.	31,275	13,978,361
NVIDIA Corp.	6,030	744,946
Common Stocks (continued)
	Shares	Fair Value ($)
Information Technology (continued)
QUALCOMM, Inc.	3,600	717,048
TE Connectivity Ltd.	6,500	977,795
		35,743,833
Materials (1.8%)
Air Products and Chemicals, Inc.	5,605	1,446,370
AptarGroup, Inc.	10,500	1,478,505
		2,924,875
Utilities (0.5%)
Eversource Energy	13,755	780,046
TOTAL COMMON STOCKS (Cost $38,405,486)		112,201,307

Corporate Bonds (9.3%)
	Principal Amount ($)
Communication Services (0.8%)
Comcast Corp., 3.95%, 10/15/25	250,000	246,058
Comcast Corp., 3.30%, 4/1/27	250,000	239,052
Verizon Communications, Inc., 1.50%, 9/18/30	1,000,000	816,037
		1,301,147
Consumer Discretionary (1.8%)
Home Depot (The), Inc., 1.38%, 3/15/31	1,500,000	1,195,067
NIKE, Inc., 2.75%, 3/27/27	500,000	473,454
Starbucks Corp., 2.45%, 6/15/26, Callable 3/15/26 @ 100	350,000	332,346
Toyota Motor Credit Corp., 1.45%, 1/13/25, MTN	1,000,000	979,196
		2,980,063
Consumer Staples (0.8%)
Estee Lauder (The) Cos., Inc., 1.95%, 3/15/31	1,675,000	1,377,026
Financials (0.8%)
John Deere Capital, 2.80%, 7/18/29, MTN	350,000	317,085
JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100	500,000	476,465
Mastercard, Inc., 2.95%, 11/21/26, Callable 8/21/26 @ 100	100,000	95,454
Mastercard, Inc., 3.30%, 3/26/27	150,000	143,901
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	275,000	267,445
		1,300,350
Health Care (1.8%)
Abbott Laboratories, 2.95%, 3/15/25, Callable 12/15/24 @ 100	100,000	98,383
Kaiser Foundation Hospitals, 3.15%, 5/1/27, Callable 2/1/27 @ 100	250,000	239,505
Pfizer, Inc., 1.70%, 5/28/30	1,300,000	1,094,238
Stryker Corp., 1.15%, 6/15/25	100,000	95,923
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden Balanced Fund
June 30, 2024 (Unaudited)
Corporate Bonds (continued)
	Principal Amount ($)	Fair Value ($)
Health Care (continued)
Stryker Corp., 3.50%, 3/15/26, Callable 12/15/25 @ 100	300,000	291,104
UnitedHealth Group, Inc., 2.87%, 8/15/29	1,200,000	1,087,782
		2,906,935
Industrials (0.7%)
3M Co., 3.00%, 8/7/25, MTN	250,000	243,642
Hubbell, Inc., 3.35%, 3/1/26, Callable 12/1/25 @ 100	145,000	140,332
Hubbell, Inc., 3.50%, 2/15/28	150,000	141,636
Hubbell, Inc., 2.30%, 3/15/31	500,000	416,783
United Parcel Service, Inc., 2.40%, 11/15/26, Callable 8/15/26 @ 100	200,000	188,618
		1,131,011
Information Technology (1.2%)
Apple, Inc., 3.00%, 6/20/27	200,000	190,498
Apple, Inc., 2.20%, 9/11/29	350,000	310,559
Intel Corp., 3.90%, 3/25/30	1,000,000	939,916
Oracle Corp., 3.40%, 7/8/24, Callable 4/8/24 @ 100	300,000	299,865
Oracle Corp., 2.50%, 4/1/25	200,000	195,367
		1,936,205
Materials (0.8%)
Air Products and Chemicals, Inc., 2.05%, 5/15/30	1,425,000	1,220,906
Utilities (0.6%)
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	1,000,000	918,087
TOTAL CORPORATE BONDS (Cost $16,622,150)		15,071,730

Municipal Bonds (0.4%)

Georgia (0.2%)
State of Georgia, GO, Series B, 1.40%, 8/1/33	350,000	261,622
Hawaii (0.2%)
State of Hawaii, GO, Series FZ, 1.87%, 8/1/33, Callable 8/1/30 @ 100	500,000	389,929
TOTAL MUNICIPAL BONDS (Cost $856,710)		651,551

U.S. Government & U.S. Government Agency Obligations (20.0%)

Federal Farm Credit Bank (0.6%)
2.75%, 7/16/27	250,000	237,194
2.85%, 3/2/28	750,000	708,504
		945,698
Federal Home Loan Bank (0.5%)
5.50%, 7/15/36	700,000	762,035
Federal National Mortgage Association (0.9%)
2.12%, 4/24/26	550,000	524,858
1.88%, 9/24/26	1,000,000	940,433
		1,465,291
U.S. Government & U.S. Government Agency Obligations (continued)
	Principal Amount ($)	Fair Value ($)
Government National Mortgage Association (0.0%) (b)
4.00%, 9/15/41	19,935	18,749
4.00%, 9/15/40	8,827	8,258
		27,007
U.S. Treasury Bond (2.9%)
3.87%, 5/15/43	5,185,000	4,678,247
U.S. Treasury Inflation Indexed Note (3.7%)
0.75%, 7/15/28	624,555	593,476
0.25%, 7/15/29	1,225,780	1,125,543
0.13%, 1/15/32	4,892,051	4,235,034
		5,954,053
U.S. Treasury Note (11.4%)
2.75%, 8/15/32	9,075,000	8,075,687
3.87%, 8/15/33	10,750,000	10,341,836
		18,417,523
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $33,070,164)		32,249,854

Investment Companies (0.6%)
	Shares
Northern Institutional Treasury Portfolio (Premier Class), 5.15% (c)	927,658	927,658
TOTAL INVESTMENT COMPANIES (Cost $927,658)		927,658
Total Investments (Cost $89,882,168) — 99.8%		161,102,100
Other assets in excess of liabilities — 0.2%		368,243
Net Assets — 100.0%		$161,470,343

(a)	Non-income producing security.
(b)	Represents less than 0.05%.
(c)	Rate disclosed is the seven day yield as of June 30, 2024.

GO	General Obligation
MTN	Medium Term Note
PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Balanced Fund
Statement of Assets and Liabilities
June 30, 2024 (Unaudited)
Assets:
Investments, at fair value(cost $89,882,168)	$161,102,100
Interest and dividends receivable	492,449
Receivable for tax reclaims	1,729
Receivable for capital shares issued	4,310
Prepaid expenses	15,625
Total Assets	161,616,213
Liabilities:
Payable for capital shares redeemed	9,786
Accrued expenses and other liabilities:
Investment adviser	99,665
Administration and accounting	14,378
Custodian	2,228
Shareholder servicing fees	12,593
Transfer agent	3,761
Trustee	303
Other	3,156
Total Liabilities	145,870
Net Assets	$161,470,343
Composition of Net Assets:
Paid in capital	$86,527,982
Total distributable earnings	74,942,361
Net Assets	$161,470,343
Shares outstanding (par value $0.01, unlimited number of shares authorized)	7,149,267
Net Asset Value, Offering Price and Redemption price per share	$22.59
Statement of Operations
For the period ended June 30, 2024 (Unaudited)
Investment Income:
Interest	$904,655
Dividends	859,332
Less: Foreign tax withholding	(71)
Total Investment Income	1,763,916
Expenses:
Investment adviser	608,790
Administration and accounting	28,597
Chief compliance officer	3,065
Custodian	5,191
Shareholder servicing	75,835
Transfer agency	12,081
Trustee	6,584
Other	27,957
Total expenses	768,100
Net Expenses	768,100
Net Investment Income	995,816
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	2,568,144
Change in unrealized appreciation on investments	2,065,854
Net realized/unrealized gains on investments	4,633,998
Change in Net Assets Resulting from Operations	$5,629,814
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Balanced Fund
Statements of Changes in Net Assets
	For the six months ended June 30, 2024	For the year ended December 31, 2023
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$995,816	$1,989,056
Net realized gains from investment transactions	2,568,144	11,201,212
Change in unrealized appreciation on investments	2,065,854	5,460,687
Change in Net Assets Resulting from Operations	5,629,814	18,650,955
Distributions To Shareholders:
Total Distributions	—	(11,929,599)
Change in Net Assets Resulting from distributions to shareholders	—	(11,929,599)
Capital Share Transactions:
Proceeds from shares issued	4,320,407	12,818,999
Dividends reinvested	—	9,451,290
Cost of shares redeemed	(14,071,017)	(42,262,120)
Change in Net Assets Resulting from Capital Share Transactions	(9,750,610)	(19,991,831)
Change in Net Assets	(4,120,796)	(13,270,475)
Net Assets:
Beginning of period	165,591,139	178,861,614
End of period	$161,470,343	$165,591,139
Share Transactions:
Issued	194,874	583,821
Reinvested	—	443,514
Redeemed	(637,173)	(1,965,659)
Change in shares	(442,299)	(938,324)
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Balanced Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.
	For the six months ended June 30, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$ 21.81	$ 20.97	$ 25.15	$ 21.82	$ 20.76	$ 17.06
Investment Activities:
Operations:
Net investment income	0.14	0.27	0.22	0.14	0.17	0.19
Net realized/unrealized gains (losses) from investments	0.64	2.24	(3.63)	4.07	1.54	3.85
Total from investment activities	0.78	2.51	(3.41)	4.21	1.71	4.04
Distributions from:
Net investment income	—	(0.25)	(0.22)	(0.14)	(0.17)	(0.20)
Net realized gains from investment transactions	—	(1.42)	(0.55)	(0.74)	(0.48)	(0.14)
Total distributions	—	(1.67)	(0.77)	(0.88)	(0.65)	(0.34)
Net Asset Value, End of Period	$ 22.59	$ 21.81	$ 20.97	$ 25.15	$ 21.82	$ 20.76
Total Return	3.58%(a)	12.18%	(13.67)%	19.38%	8.26%	23.70%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$ 161,470	$ 165,591	$ 178,862	$ 209,536	$ 177,383	$ 157,892
Ratio of net expenses to average net assets	0.95%(b)	0.98%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.23%(b)	1.23%	0.98%	0.60%	0.84%	1.01%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	0.95%(b)	0.96%	0.99%	1.00%	1.02%	1.02%
Portfolio turnover rate	2.67%(a)	11.76%	28.62%	20.88%	18.73%	12.99%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden Equity Fund
June 30, 2024 (Unaudited)

Common Stocks (99.3%)
	Shares	Fair Value ($)
Communication Services (10.2%)
Alphabet, Inc., Class A	48,270	8,792,381
Alphabet, Inc., Class C	75,740	13,892,231
Comcast Corp., Class A	126,690	4,961,180
		27,645,792
Consumer Discretionary (7.9%)
AutoZone, Inc. (a)	1,510	4,475,791
Booking Holdings, Inc.	795	3,149,392
Home Depot (The), Inc.	3,115	1,072,308
Lowe's Cos., Inc.	12,450	2,744,727
McDonald's Corp.	8,485	2,162,317
NIKE, Inc., Class B	34,040	2,565,595
Ross Stores, Inc.	20,915	3,039,368
Starbucks Corp.	30,235	2,353,795
		21,563,293
Consumer Staples (4.3%)
Costco Wholesale Corp.	3,745	3,183,212
Hershey (The) Co.	14,835	2,727,118
PepsiCo, Inc.	35,205	5,806,361
		11,716,691
Energy (4.2%)
ConocoPhillips	100,605	11,507,200
Financials (13.1%)
American Express Co.	11,330	2,623,461
Chubb Ltd.	24,795	6,324,709
FactSet Research Systems, Inc.	6,100	2,490,447
JPMorgan Chase & Co.	51,265	10,368,859
Marsh & McLennan Cos., Inc.	15,365	3,237,713
T. Rowe Price Group, Inc.	20,360	2,347,712
Visa, Inc., Class A	31,400	8,241,558
		35,634,459
Health Care (13.8%)
Agilent Technologies, Inc.	21,300	2,761,119
Becton, Dickinson and Co.	15,300	3,575,763
Cooper (The) Cos., Inc.	30,020	2,620,746
Danaher Corp.	4,385	1,095,592
Johnson & Johnson	47,645	6,963,793
Merck & Co., Inc.	35,565	4,402,947
Stryker Corp.	17,510	5,957,777
UnitedHealth Group, Inc.	14,910	7,593,067
Waters Corp. (a)	9,090	2,637,191
		37,607,995
Industrials (9.9%)
Automatic Data Processing, Inc.	15,740	3,756,981
Deere & Co.	12,095	4,519,055
Donaldson Co., Inc.	33,055	2,365,416
Hubbell, Inc.	10,790	3,943,529
Union Pacific Corp.	26,890	6,084,131
United Parcel Service, Inc., Class B	26,320	3,601,892
Veralto Corp.	1,453	138,718
W.W. Grainger, Inc.	2,605	2,350,335
		26,760,057
Information Technology (32.8%)
Accenture PLC, Class A	28,085	8,521,270
Adobe, Inc. (a)	7,890	4,383,211
Common Stocks (continued)
	Shares	Fair Value ($)
Information Technology (continued)
Analog Devices, Inc.	21,825	4,981,774
Apple, Inc.	105,340	22,186,711
Applied Materials, Inc.	33,755	7,965,842
Cisco Systems, Inc.	81,470	3,870,640
KLA Corp.	3,975	3,277,427
Microsoft Corp.	57,450	25,677,277
NVIDIA Corp.	27,000	3,335,580
QUALCOMM, Inc.	10,075	2,006,739
TE Connectivity Ltd.	19,135	2,878,478
		89,084,949
Materials (2.3%)
Air Products and Chemicals, Inc.	13,275	3,425,614
AptarGroup, Inc.	19,950	2,809,159
		6,234,773
Utilities (0.8%)
Eversource Energy	38,930	2,207,720
TOTAL COMMON STOCKS (Cost $103,774,533)		269,962,929

Investment Companies (0.7%)

Northern Institutional Treasury Portfolio (Premier Class), 5.15% (b)	2,074,299	2,074,299
TOTAL INVESTMENT COMPANIES (Cost $2,074,299)		2,074,299
Total Investments (Cost $105,848,832) — 100.0%		272,037,228
Liabilities in excess of other assets — (0.0)%(c)		(120,305)
Net Assets — 100.0%		$271,916,923

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2024.
(c)	Represents less than 0.05%.

PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Equity Fund
Statement of Assets and Liabilities
June 30, 2024 (Unaudited)
Assets:
Investments, at fair value(cost $105,848,832)	$272,037,228
Dividend receivable	143,018
Receivable for tax reclaims	4,512
Receivable for capital shares issued	3,165
Prepaid expenses	21,615
Total Assets	272,209,538
Liabilities:
Payable for capital shares redeemed	57,073
Accrued expenses and other liabilities:
Investment adviser	167,073
Administration and accounting	14,972
Custodian	4,629
Shareholder servicing fees	30,190
Transfer agent	3,858
Trustee	470
Other	14,350
Total Liabilities	292,615
Net Assets	$271,916,923
Composition of Net Assets:
Paid in capital	$96,350,446
Total distributable earnings	175,566,477
Net Assets	$271,916,923
Shares outstanding (par value $0.01, unlimited number of shares authorized)	7,543,799
Net Asset Value, Offering Price and Redemption price per share	$36.05
Statement of Operations
For the period ended June 30, 2024 (Unaudited)
Investment Income:
Dividends	$2,057,318
Less: Foreign tax withholding	(147)
Total Investment Income	2,057,171
Expenses:
Investment adviser	1,005,709
Administration and accounting	29,040
Chief compliance officer	5,005
Custodian	10,633
Shareholder servicing	175,968
Transfer agency	12,431
Trustee	10,759
Other	40,247
Gross expense before recoupment	1,289,792
Recoupment of prior expenses reimbursed by the investment adviser	51,153
Total expenses	1,340,945
Net Expenses	1,340,945
Net Investment Income	716,226
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	6,476,202
Change in unrealized appreciation on investments	7,877,444
Net realized/unrealized gains on investments	14,353,646
Change in Net Assets Resulting from Operations	$15,069,872
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Equity Fund
Statements of Changes in Net Assets
	For the six months ended June 30, 2024	For the year ended December 31, 2023
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$716,226	$1,913,429
Net realized gains from investment transactions	6,476,202	8,470,213
Change in unrealized appreciation on investments	7,877,444	28,918,657
Change in Net Assets Resulting from Operations	15,069,872	39,302,299
Distributions To Shareholders:
Total Distributions	—	(7,764,808)
Change in Net Assets Resulting from distributions to shareholders	—	(7,764,808)
Capital Share Transactions:
Proceeds from shares issued	10,886,816	22,283,699
Dividends reinvested	—	5,477,709
Cost of shares redeemed	(16,951,915)	(46,373,571)
Change in Net Assets Resulting from Capital Share Transactions	(6,065,099)	(18,612,163)
Change in Net Assets	9,004,773	12,925,328
Net Assets:
Beginning of period	262,912,150	249,986,822
End of period	$271,916,923	$262,912,150
Share Transactions:
Issued	313,636	699,674
Reinvested	—	164,298
Redeemed	(482,230)	(1,427,056)
Change in shares	(168,594)	(563,084)
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Equity Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.
	For the six months ended June 30, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$ 34.09	$ 30.21	$ 36.06	$ 28.82	$ 26.47	$ 20.63
Investment Activities:
Operations:
Net investment income	0.10	0.24	0.21	0.12	0.21	0.20
Net realized/unrealized gains (losses) from investments	1.86	4.66	(5.06)	7.93	3.28	6.44
Total from investment activities	1.96	4.90	(4.85)	8.05	3.49	6.64
Distributions from:
Net investment income	—	(0.24)	(0.21)	(0.12)	(0.21)	(0.20)
Net realized gains from investment transactions	—	(0.78)	(0.79)	(0.69)	(0.93)	(0.60)
Total distributions	—	(1.02)	(1.00)	(0.81)	(1.14)	(0.80)
Net Asset Value, End of Period	$ 36.05	$ 34.09	$ 30.21	$ 36.06	$ 28.82	$ 26.47
Total Return	5.75%(a)	16.29%	(13.55)%	28.00%	13.28%	32.30%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$ 271,917	$ 262,912	$ 249,987	$ 359,003	$ 264,418	$ 248,529
Ratio of net expenses to average net assets	1.00%(b)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.53%(b)	0.74%	0.65%	0.38%	0.82%	0.83%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	0.96%(b)	0.99%	1.02%	1.02%	1.06%	1.07%
Portfolio turnover rate	5.46%(a)	6.69%	19.32%(d)	8.00%	14.96%	10.57%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
(d)	Excludes impact of in-kind transactions.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden Midcap Fund
June 30, 2024 (Unaudited)

Common Stocks (98.6%)
	Shares	Fair Value ($)
Communication Services (2.5%)
Electronic Arts, Inc.	14,520	2,023,072
Omnicom Group, Inc.	14,575	1,307,377
		3,330,449
Consumer Discretionary (11.0%)
AutoZone, Inc. (a)	815	2,415,741
Choice Hotels International, Inc.	17,155	2,041,445
Columbia Sportswear Co.	15,445	1,221,391
Lululemon Athletica, Inc. (a)	5,545	1,656,292
Ross Stores, Inc.	18,020	2,618,666
Ulta Beauty, Inc. (a)	5,115	1,973,725
Williams-Sonoma, Inc.	9,490	2,679,691
		14,606,951
Consumer Staples (7.3%)
BJ's Wholesale Club Holdings, Inc. (a)	27,970	2,456,885
Church & Dwight Co., Inc.	13,035	1,351,469
Dollar General Corp.	10,095	1,334,862
Hershey (The) Co.	9,820	1,805,211
McCormick & Co., Inc. (Non Voting)	19,445	1,379,428
Sysco Corp.	18,765	1,339,633
		9,667,488
Energy (2.9%)
Baker Hughes Co.	108,060	3,800,470
Financials (14.8%)
American Financial Group, Inc.	13,100	1,611,562
Brown & Brown, Inc.	19,160	1,713,096
Cboe Global Markets, Inc.	9,325	1,585,810
Cincinnati Financial Corp.	14,280	1,686,468
East West Bancorp, Inc.	17,115	1,253,331
Everest Group Ltd.	3,445	1,312,614
FactSet Research Systems, Inc.	6,075	2,480,240
M&T Bank Corp.	10,975	1,661,176
Northern Trust Corp.	21,130	1,774,497
SEI Investments Co.	40,530	2,621,886
T. Rowe Price Group, Inc.	16,715	1,927,407
		19,628,087
Health Care (11.6%)
Agilent Technologies, Inc.	13,510	1,751,301
Chemed Corp.	2,365	1,283,202
Cooper (The) Cos., Inc.	27,160	2,371,068
Labcorp Holdings, Inc.	6,040	1,229,200
Medpace Holdings, Inc. (a)	3,220	1,326,157
Mettler-Toledo International, Inc. (a)	1,535	2,145,301
STERIS PLC	9,010	1,978,056
Teleflex, Inc.	6,525	1,372,403
Waters Corp. (a)	6,675	1,936,551
		15,393,239
Industrials (20.2%)
A O Smith Corp.	19,530	1,597,163
Allegion PLC	15,060	1,779,339
AMETEK, Inc.	14,335	2,389,788
Broadridge Financial Solutions, Inc.	6,295	1,240,115
Donaldson Co., Inc.	30,775	2,202,259
Expeditors International of Washington, Inc.	15,510	1,935,493
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Hubbell, Inc.	5,540	2,024,759
Lincoln Electric Holdings, Inc.	10,580	1,995,811
Nordson Corp.	8,160	1,892,631
Paychex, Inc.	31,610	3,747,682
Paycom Software, Inc.	13,160	1,882,406
Rockwell Automation, Inc.	5,515	1,518,169
W.W. Grainger, Inc.	2,730	2,463,115
		26,668,730
Information Technology (12.2%)
Amdocs Ltd.	16,120	1,272,190
ANSYS, Inc. (a)	7,910	2,543,065
Check Point Software Technologies Ltd. (a)	9,185	1,515,525
F5, Inc. (a)	8,475	1,459,649
Fortinet, Inc. (a)	30,095	1,813,826
TE Connectivity Ltd.	15,745	2,368,520
Teradyne, Inc.	22,635	3,356,544
Zebra Technologies Corp., Class A (a)	5,765	1,780,982
		16,110,301
Materials (6.4%)
AptarGroup, Inc.	16,050	2,260,001
Avery Dennison Corp.	8,280	1,810,422
Ball Corp.	24,675	1,480,994
Packaging Corp. of America	6,995	1,277,007
RPM International, Inc.	15,430	1,661,502
		8,489,926
Real Estate (4.0%)
AvalonBay Communities, Inc.	7,810	1,615,811
CubeSmart	29,335	1,325,062
Jones Lang LaSalle, Inc. (a)	11,095	2,277,581
		5,218,454
Utilities (5.7%)
Atmos Energy Corp.	14,020	1,635,433
Essential Utilities, Inc.	59,935	2,237,374
Eversource Energy	41,355	2,345,242
ONE Gas, Inc.	20,560	1,312,756
		7,530,805
TOTAL COMMON STOCKS (Cost $94,602,242)		130,444,900

Investment Companies (1.4%)

Northern Institutional Treasury Portfolio (Premier Class), 5.15% (b)	1,809,038	1,809,038
TOTAL INVESTMENT COMPANIES (Cost $1,809,038)		1,809,038
Total Investments (Cost $96,411,280) — 100.0%		132,253,938
Other assets in excess of liabilities — 0.0%		10,812
Net Assets — 100.0%		$132,264,750

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2024.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden Midcap Fund
June 30, 2024 (Unaudited)

PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Midcap Fund
Statement of Assets and Liabilities
June 30, 2024 (Unaudited)
Assets:
Investments, at fair value(cost $96,411,280)	$132,253,938
Dividend receivable	85,692
Receivable for capital shares issued	26,126
Prepaid expenses	17,361
Total Assets	132,383,117
Liabilities:
Payable for capital shares redeemed	20
Accrued expenses and other liabilities:
Investment adviser	80,325
Administration and accounting	15,308
Custodian	5,443
Shareholder servicing fees	11,006
Transfer agent	3,665
Trustee	203
Other	2,397
Total Liabilities	118,367
Net Assets	$132,264,750
Composition of Net Assets:
Paid in capital	$94,085,979
Total distributable earnings	38,178,771
Net Assets	$132,264,750
Shares outstanding (par value $0.01, unlimited number of shares authorized)	6,023,543
Net Asset Value, Offering Price and Redemption price per share	$21.96
Statement of Operations
For the period ended June 30, 2024 (Unaudited)
Investment Income:
Dividends	$1,012,016
Total Investment Income	1,012,016
Expenses:
Investment adviser	485,317
Administration and accounting	29,525
Chief compliance officer	2,382
Custodian	8,846
Shareholder servicing	84,022
Transfer agency	12,125
Trustee	5,112
Other	26,327
Total expenses before fee reductions	653,656
Fees contractually reduced by the investment adviser	(6,566)
Net Expenses	647,090
Net Investment Income	364,926
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	2,138,125
Change in unrealized appreciation on investments	266,700
Net realized/unrealized gains on investments	2,404,825
Change in Net Assets Resulting from Operations	$2,769,751
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Midcap Fund
Statements of Changes in Net Assets
	For the six months ended June 30, 2024	For the year ended December 31, 2023
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$364,926	$659,257
Net realized gains from investment transactions	2,138,125	5,257,931
Change in unrealized appreciation on investments	266,700	8,729,219
Change in Net Assets Resulting from Operations	2,769,751	14,646,407
Distributions To Shareholders:
Total Distributions	—	(5,793,806)
Change in Net Assets Resulting from distributions to shareholders	—	(5,793,806)
Capital Share Transactions:
Proceeds from shares issued	13,881,847	30,983,581
Dividends reinvested	—	4,492,037
Cost of shares redeemed	(8,391,660)	(17,788,536)
Change in Net Assets Resulting from Capital Share Transactions	5,490,187	17,687,082
Change in Net Assets	8,259,938	26,539,683
Net Assets:
Beginning of period	124,004,812	97,465,129
End of period	$132,264,750	$124,004,812
Share Transactions:
Issued	630,150	1,497,941
Reinvested	—	217,532
Redeemed	(376,293)	(863,315)
Change in shares	253,857	852,158
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Midcap Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.
	For the six months ended June 30, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$ 21.49	$ 19.82	$ 23.44	$ 19.71	$ 18.71	$ 15.57
Investment Activities:
Operations:
Net investment income	0.06	0.12	0.09	0.08	0.10	0.12
Net realized/unrealized gains (losses) from investments	0.41	2.59	(2.61)	4.78	1.53	4.27
Total from investment activities	0.47	2.71	(2.52)	4.86	1.63	4.39
Distributions from:
Net investment income	—	(0.12)	(0.09)	(0.09)	(0.09)	(0.10)
Net realized gains from investment transactions	—	(0.92)	(1.01)	(1.04)	(0.54)	(1.15)
Total distributions	—	(1.04)	(1.10)	(1.13)	(0.63)	(1.25)
Net Asset Value, End of Period	$ 21.96	$ 21.49	$ 19.82	$ 23.44	$ 19.71	$ 18.71
Total Return	2.19%(a)	13.88%	(10.90)%	24.89%	8.76%	28.380%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$ 132,265	$ 124,005	$ 97,465	$ 105,951	$ 82,948	$ 62,538
Ratio of net expenses to average net assets	1.00%(b)	0.98%	1.00%	0.99%	1.00%	1.00%
Ratio of net investment income to average net assets	0.56%(b)	0.59%	0.45%	0.37%	0.61%	0.68%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	1.01%(b)	0.98%	1.00%	0.99%	1.02%	1.00%
Portfolio turnover rate	11.28%(a)	25.92%	29.80%	21.82%	38.28%	23.17%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden SMID Cap Fund
June 30, 2024 (Unaudited)

Common Stocks (98.9%)
	Shares	Fair Value ($)
Communication Services (1.2%)
Interpublic Group of (The) Cos., Inc.	101,045	2,939,399
Consumer Discretionary (9.8%)
Carter's, Inc.	32,000	1,983,040
Cavco Industries, Inc. (a)	5,400	1,869,318
Choice Hotels International, Inc.	37,546	4,467,974
Columbia Sportswear Co.	36,879	2,916,391
Texas Roadhouse, Inc.	21,700	3,726,107
TopBuild Corp. (a)	14,510	5,590,268
Williams-Sonoma, Inc.	14,885	4,203,078
		24,756,176
Consumer Staples (5.2%)
BJ's Wholesale Club Holdings, Inc. (a)	73,276	6,436,564
Flowers Foods, Inc.	184,756	4,101,583
McCormick & Co., Inc. (Non Voting)	37,728	2,676,425
		13,214,572
Financials (16.0%)
American Financial Group, Inc.	29,835	3,670,302
Cboe Global Markets, Inc.	21,375	3,635,032
Cincinnati Financial Corp.	37,860	4,471,266
Cohen & Steers, Inc.	26,400	1,915,584
Commerce Bancshares, Inc.	48,380	2,698,636
East West Bancorp, Inc.	34,925	2,557,558
FactSet Research Systems, Inc.	9,110	3,719,340
International Bancshares Corp.	49,400	2,826,174
Jack Henry & Associates, Inc.	21,300	3,536,226
Northern Trust Corp.	43,510	3,653,970
SEI Investments Co.	77,150	4,990,833
Selective Insurance Group, Inc.	31,625	2,967,374
		40,642,295
Health Care (9.1%)
Chemed Corp.	7,146	3,877,277
Cooper (The) Cos., Inc.	50,190	4,381,587
Medpace Holdings, Inc. (a)	9,520	3,920,812
Revvity, Inc.	19,526	2,047,496
Teleflex, Inc.	16,519	3,474,441
Waters Corp. (a)	18,767	5,444,682
		23,146,295
Industrials (27.5%)
A O Smith Corp.	64,185	5,249,049
Acuity Brands, Inc.	13,529	3,266,442
Allegion PLC	36,960	4,366,824
Applied Industrial Technologies, Inc.	32,980	6,398,120
Donaldson Co., Inc.	67,571	4,835,381
ExlService Holdings, Inc. (a)	144,514	4,531,959
Expeditors International of Washington, Inc.	29,897	3,730,847
Franklin Electric Co., Inc.	25,400	2,446,528
Hubbell, Inc.	13,200	4,824,336
IDEX Corp.	26,330	5,297,596
Lincoln Electric Holdings, Inc.	16,375	3,088,980
Masco Corp.	47,379	3,158,758
Middleby (The) Corp. (a)	18,066	2,215,072
Nordson Corp.	19,298	4,475,978
Paycom Software, Inc.	23,880	3,415,795
Robert Half, Inc.	33,772	2,160,733
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Snap-on, Inc.	13,600	3,554,904
Toro (The) Co.	28,006	2,618,841
		69,636,143
Information Technology (16.9%)
Akamai Technologies, Inc. (a)	20,365	1,834,479
Amdocs Ltd.	44,535	3,514,702
Aspen Technology, Inc. (a)	13,700	2,721,231
Check Point Software Technologies Ltd. (a)	23,600	3,894,000
Dolby Laboratories, Inc., Class A	39,808	3,153,988
F5, Inc. (a)	24,150	4,159,355
Manhattan Associates, Inc. (a)	13,600	3,354,848
NetApp, Inc.	37,142	4,783,890
Progress Software Corp.	60,728	3,295,101
Qualys, Inc. (a)	30,460	4,343,596
Teradyne, Inc.	24,680	3,659,797
Zebra Technologies Corp., Class A (a)	13,095	4,045,438
		42,760,425
Materials (6.6%)
AptarGroup, Inc.	36,045	5,075,496
Avery Dennison Corp.	15,230	3,330,040
Packaging Corp. of America	16,325	2,980,292
RPM International, Inc.	34,610	3,726,805
Silgan Holdings, Inc.	40,980	1,734,683
		16,847,316
Real Estate (6.6%)
Camden Property Trust	23,919	2,609,802
CubeSmart	61,850	2,793,764
Jones Lang LaSalle, Inc. (a)	19,905	4,086,098
Lamar Advertising Co., Class A	29,867	3,570,003
STAG Industrial, Inc.	100,612	3,628,069
		16,687,736
TOTAL COMMON STOCKS (Cost $209,168,245)		250,630,357

Investment Companies (1.1%)

Northern Institutional Treasury Portfolio (Premier Class), 5.15% (b)	2,718,835	2,718,835
TOTAL INVESTMENT COMPANIES (Cost $2,718,835)		2,718,835
Total Investments (Cost $211,887,080) — 100.0%		253,349,192
Other assets in excess of liabilities — 0.0%		82,053
Net Assets — 100.0%		$253,431,245

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2024.

PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust Walden SMID Cap Fund
Statement of Assets and Liabilities
June 30, 2024 (Unaudited)
Assets:
Investments, at fair value(cost $211,887,080)	$253,349,192
Dividend receivable	173,840
Receivable for tax reclaims	4,411
Receivable for capital shares issued	1,725,581
Prepaid expenses	19,672
Total Assets	255,272,696
Liabilities:
Payable for investments purchased	1,547,266
Payable for capital shares redeemed	77,013
Payable to Custodian	4,411
Accrued expenses and other liabilities:
Investment adviser	153,165
Administration and accounting	18,565
Custodian	6,551
Shareholder servicing fees	34,093
Transfer agent	3,776
Other	(3,389)
Total Liabilities	1,841,451
Net Assets	$253,431,245
Composition of Net Assets:
Paid in capital	$211,632,302
Total distributable earnings	41,798,943
Net Assets	$253,431,245
Shares outstanding (par value $0.01, unlimited number of shares authorized)	11,046,114
Net Asset Value, Offering Price and Redemption price per share	$22.94
Statement of Operations
For the period ended June 30, 2024 (Unaudited)
Investment Income:
Dividends	$1,760,995
Total Investment Income	1,760,995
Expenses:
Investment adviser	880,240
Administration and accounting	32,322
Chief compliance officer	4,024
Custodian	14,966
Shareholder servicing	220,717
Transfer agency	12,279
Trustee	8,664
Other	33,556
Total expenses before fee reductions	1,206,768
Fees contractually reduced by the investment adviser	(33,115)
Net Expenses	1,173,653
Net Investment Income	587,342
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	1,166,659
Change in unrealized depreciation on investments	(186,981)
Net realized/unrealized gains on investments	979,678
Change in Net Assets Resulting from Operations	$1,567,020
See Notes to Financial Statements

Financial Statements
Boston Trust Walden SMID Cap Fund
Statements of Changes in Net Assets
	For the six months ended June 30, 2024	For the year ended December 31, 2023
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$587,342	$910,983
Net realized gains from investment transactions	1,166,659	371,761
Change in unrealized appreciation (depreciation) on investments	(186,981)	24,946,457
Change in Net Assets Resulting from Operations	1,567,020	26,229,201
Distributions To Shareholders:
Total Distributions	—	(1,040,929)
Change in Net Assets Resulting from distributions to shareholders	—	(1,040,929)
Capital Share Transactions:
Proceeds from shares issued	54,540,583	78,540,411
Dividends reinvested	—	848,950
Cost of shares redeemed	(15,550,056)	(19,037,489)
Change in Net Assets Resulting from Capital Share Transactions	38,990,527	60,351,872
Change in Net Assets	40,557,547	85,540,144
Net Assets:
Beginning of period	212,873,698	127,333,554
End of period	$253,431,245	$212,873,698
Share Transactions:
Issued	2,335,985	3,773,910
Reinvested	—	39,321
Redeemed	(666,751)	(929,566)
Change in shares	1,669,234	2,883,665
See Notes to Financial Statements

Financial Statements
Boston Trust Walden SMID Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.
	For the six months ended June 30, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$ 22.70	$ 19.61	$ 24.05	$ 19.40	$ 18.10	$ 15.12
Investment Activities:
Operations:
Net investment income	0.06	0.12	0.13	0.10	0.09	0.10
Net realized/unrealized gains (losses) from investments	0.18	3.09	(3.61)	5.69	1.55	3.83
Total from investment activities	0.24	3.21	(3.48)	5.79	1.64	3.93
Distributions from:
Net investment income	—	(0.10)	(0.09)	(0.12)	(0.10)	(0.10)
Net realized gains from investment transactions	—	(0.02)	(0.87)	(1.02)	(0.25)	(0.85)
Total distributions	—	(0.12)	(0.96)	(1.14)	(0.35)	(0.95)
Net Asset Value, End of Period	$ 22.94	$ 22.70	$ 19.61	$ 24.05	$ 19.40	$ 18.10
Total Return	1.06%(a)	16.39%	(14.59)%	30.08%	9.13%	26.12%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$ 253,431	$ 212,874	$ 127,334	$ 107,553	$ 64,734	$ 61,582
Ratio of net expenses to average net assets	1.00%(b)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.50%(b)	0.60%	0.61%	0.48%	0.61%	0.61%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	1.03%	1.01%	1.01%	1.00%	1.05%	1.07%
Portfolio turnover rate	10.41%(a)	23.72%	28.66%	30.00%(d)	38.70%	29.75%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
(d)	Excludes impact of in-kind transactions.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden Small Cap Fund
June 30, 2024 (Unaudited)

Common Stocks (99.3%)
	Shares	Fair Value ($)
Communication Services (1.4%)
Cable One, Inc.	26,151	9,257,454
Shutterstock, Inc.	239,146	9,254,950
		18,512,404
Consumer Discretionary (8.8%)
Carter's, Inc.	265,150	16,431,346
Cavco Industries, Inc. (a)	51,997	17,999,801
Choice Hotels International, Inc.	182,035	21,662,165
Columbia Sportswear Co.	313,600	24,799,488
Installed Building Products, Inc.	54,140	11,135,515
Texas Roadhouse, Inc.	137,600	23,627,296
		115,655,611
Consumer Staples (7.1%)
Central Garden & Pet Co., Class A (a)	267,120	8,822,974
Flowers Foods, Inc.	1,121,501	24,897,322
Lancaster Colony Corp.	126,579	23,919,634
Sprouts Farmers Market, Inc. (a)	425,360	35,585,617
		93,225,547
Energy (4.6%)
Cactus, Inc., Class A	532,398	28,078,671
Core Laboratories, Inc.	508,977	10,327,143
Helmerich & Payne, Inc.	614,178	22,196,393
		60,602,207
Financials (14.5%)
1st Source Corp.	174,117	9,336,154
Cathay General Bancorp	283,250	10,684,190
Cohen & Steers, Inc.	249,386	18,095,448
Commerce Bancshares, Inc.	261,677	14,596,343
Donnelley Financial Solutions, Inc. (a)	326,475	19,464,440
Evercore, Inc., Class A	120,849	25,188,557
Hanover Insurance Group (The), Inc.	146,375	18,361,280
Independent Bank Corp.	255,875	12,977,980
International Bancshares Corp.	362,472	20,737,023
Lakeland Financial Corp.	135,206	8,317,873
Selective Insurance Group, Inc.	240,705	22,585,350
UMB Financial Corp.	111,719	9,319,599
		189,664,237
Health Care (13.7%)
Atrion Corp.	13,965	6,318,185
Chemed Corp.	48,710	26,429,072
Corcept Therapeutics, Inc. (a)	656,005	21,313,602
CorVel Corp. (a)	95,233	24,214,895
Globus Medical, Inc., Class A (a)	303,902	20,814,248
Haemonetics Corp. (a)	290,281	24,014,947
Halozyme Therapeutics, Inc. (a)	204,400	10,702,384
ICU Medical, Inc. (a)	134,634	15,987,788
Inmode Ltd. (a)	583,442	10,641,982
US Physical Therapy, Inc.	216,475	20,006,619
		180,443,722
Industrials (18.6%)
Acuity Brands, Inc.	81,007	19,558,330
Applied Industrial Technologies, Inc.	153,936	29,863,584
Atkore, Inc.	78,160	10,546,129
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Comfort Systems U.S.A., Inc.	33,655	10,235,158
CSG Systems International, Inc.	400,175	16,475,205
Donaldson Co., Inc.	389,038	27,839,559
ExlService Holdings, Inc. (a)	831,169	26,065,460
Franklin Electric Co., Inc.	257,345	24,787,470
Insperity, Inc.	93,884	8,563,160
Landstar System, Inc.	93,593	17,266,037
MSC Industrial Direct Co., Inc., Class A	209,942	16,650,500
Valmont Industries, Inc.	47,829	13,126,669
Watts Water Technologies, Inc., Class A	130,079	23,852,586
		244,829,847
Information Technology (15.1%)
Badger Meter, Inc.	99,275	18,499,896
InterDigital, Inc.	254,975	29,719,886
Littelfuse, Inc.	128,250	32,779,418
Plexus Corp. (a)	161,652	16,679,253
Power Integrations, Inc.	327,374	22,978,381
Progress Software Corp.	510,350	27,691,591
Qualys, Inc. (a)	185,291	26,422,497
Teradata Corp. (a)	694,368	23,997,358
		198,768,280
Materials (6.8%)
AptarGroup, Inc.	194,954	27,451,473
Minerals Technologies, Inc.	259,538	21,583,180
Sensient Technologies Corp.	220,775	16,379,297
Silgan Holdings, Inc.	574,550	24,320,701
		89,734,651
Real Estate (5.0%)
Four Corners Property Trust, Inc.	548,700	13,536,429
Jones Lang LaSalle, Inc. (a)	133,825	27,471,596
STAG Industrial, Inc.	663,660	23,931,580
		64,939,605
Utilities (3.7%)
Chesapeake Utilities Corp.	125,295	13,306,329
IDACORP, Inc.	159,829	14,888,072
ONE Gas, Inc.	193,285	12,341,247
Unitil Corp.	162,204	8,400,545
		48,936,193
TOTAL COMMON STOCKS (Cost $1,048,257,404)		1,305,312,304

Investment Companies (0.7%)

Northern Institutional Treasury Portfolio (Premier Class), 5.15% (b)	9,332,729	9,332,729
TOTAL INVESTMENT COMPANIES (Cost $9,332,729)		9,332,729
Total Investments (Cost $1,057,590,133) — 100.0%		1,314,645,033
Liabilities in excess of other assets — (0.0)%(c)		(518,479)
Net Assets — 100.0%		$1,314,126,554

See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden Small Cap Fund
June 30, 2024 (Unaudited)
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2024.
(c)	Represents less than 0.05%.
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Small Cap Fund
Statement of Assets and Liabilities
June 30, 2024 (Unaudited)
Assets:
Investments, at fair value(cost $1,057,590,133)	$1,314,645,033
Cash	18,914
Dividend receivable	442,633
Receivable for capital shares issued	326,490
Prepaid expenses	48,762
Total Assets	1,315,481,832
Liabilities:
Payable for capital shares redeemed	244,495
Accrued expenses and other liabilities:
Investment adviser	803,095
Administration and accounting	57,286
Custodian	13,582
Shareholder servicing fees	201,098
Transfer agent	7,699
Trustee	1,642
Other	26,381
Total Liabilities	1,355,278
Net Assets	$1,314,126,554
Composition of Net Assets:
Paid in capital	$1,059,302,237
Total distributable earnings	254,824,317
Net Assets	$1,314,126,554
Shares outstanding (par value $0.01, unlimited number of shares authorized)	76,112,640
Net Asset Value, Offering Price and Redemption price per share	$17.27
Statement of Operations
For the period ended June 30, 2024 (Unaudited)
Investment Income:
Dividends	$9,867,630
Total Investment Income	9,867,630
Expenses:
Investment adviser	4,827,073
Administration and accounting	111,314
Chief compliance officer	23,760
Custodian	38,995
Shareholder servicing	1,168,125
Transfer agency	23,103
Trustee	51,057
Other	161,921
Gross expense before recoupment	6,405,348
Recoupment of prior expenses reimbursed by the investment adviser	30,749
Total expenses	6,436,097
Net Expenses	6,436,097
Net Investment Income	3,431,533
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	23,443,174
Change in unrealized depreciation on investments	(6,554,907)
Net realized/unrealized gains on investments	16,888,267
Change in Net Assets Resulting from Operations	$20,319,800
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Small Cap Fund
Statements of Changes in Net Assets
	For the six months ended June 30, 2024	For the year ended December 31, 2023
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$3,431,533	$6,753,190
Net realized gains/(loss) from investment transactions	23,443,174	(22,711,496)
Change in unrealized appreciation (depreciation) on investments	(6,554,907)	129,093,126
Change in Net Assets Resulting from Operations	20,319,800	113,134,820
Distributions To Shareholders:
Total Distributions	—	(10,095,720)
Change in Net Assets Resulting from distributions to shareholders	—	(10,095,720)
Capital Share Transactions:
Proceeds from shares issued	147,324,049	413,904,217
Dividends reinvested	—	8,217,851
Cost of shares redeemed	(147,276,164)	(234,811,838)
Change in Net Assets Resulting from Capital Share Transactions	47,885	187,310,230
Change in Net Assets	20,367,685	290,349,330
Net Assets:
Beginning of period	1,293,758,869	1,003,409,539
End of period	$1,314,126,554	$1,293,758,869
Share Transactions:
Issued	8,640,864	25,882,221
Reinvested	—	507,275
Redeemed	(8,664,825)	(14,739,591)
Change in shares	(23,961)	11,649,905
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Small Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.
	For the six months ended June 30, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$ 16.99	$ 15.56	$ 17.96	$ 15.31	$ 14.62	$ 12.00
Investment Activities:
Operations:
Net investment income	0.05	0.09	0.07	0.03	0.08	0.09
Net realized/unrealized gains (losses) from investments	0.23	1.47	(1.68)	4.22	1.00	3.47
Total from investment activities	0.28	1.56	(1.61)	4.25	1.08	3.56
Distributions from:
Net investment income	—	(0.08)	(0.05)	(0.05)	(0.08)	(0.06)
Net realized gains from investment transactions	—	(0.05)	(0.74)	(1.55)	(0.31)	(0.88)
Total distributions	—	(0.13)	(0.79)	(1.60)	(0.39)	(0.94)
Net Asset Value, End of Period	$ 17.27	$ 16.99	$ 15.56	$ 17.96	$ 15.31	$ 14.62
Total Return	1.65%(a)	10.09%	(9.06)%	28.17%	8.17%	29.88%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$ 1,314,127	$ 1,293,759	$ 1,003,410	$ 939,532	$ 602,978	$ 235,469
Ratio of net expenses to average net assets	1.00%(b)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.53%(b)	0.58%	0.46%	0.18%	0.64%	0.58%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	1.00%(b)	1.03%	1.04%	1.01%	1.06%	1.07%
Portfolio turnover rate	14.74%(a)	23.98%	20.87%	31.72%	39.89%(d)	23.23%(e)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
(d)	Excludes impact of merger transaction.
(e)	Excludes impact of in-kind transactions.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden International Equity Fund
June 30, 2024 (Unaudited)

Common Stocks (98.7%)
	Shares	Fair Value ($)
Australia (5.5%)
Brambles Ltd.	319,100	3,100,058
Insurance Australia Group Ltd.	750,000	3,570,184
Woodside Energy Group Ltd.	122,800	2,315,679
		8,985,921
Canada (9.5%)
BCE, Inc.	41,400	1,340,912
Canadian National Railway Co.	27,700	3,273,259
Intact Financial Corp.	8,400	1,400,010
Magna International, Inc.	59,600	2,498,055
National Bank of Canada	25,400	2,014,659
Royal Bank of Canada	36,100	3,843,401
Tourmaline Oil Corp.	25,000	1,133,913
		15,504,209
Denmark (3.6%)
Novo Nordisk A/S, Class B	30,000	4,285,685
Novonesis (Novozymes), Class B	26,900	1,644,732
		5,930,417
Finland (1.7%)
Kone OYJ, Class B	55,000	2,717,639
France (10.1%)
Air Liquide SA	17,490	3,011,113
Dassault Systemes SE	36,100	1,358,963
Edenred SE	30,800	1,299,579
EssilorLuxottica SA	7,000	1,501,976
Legrand SA	15,200	1,514,729
L'Oreal SA	4,200	1,846,798
Publicis Groupe SA	12,700	1,346,116
Schneider Electric SE	16,000	3,817,659
Societe BIC SA	14,300	841,584
		16,538,517
Germany (7.0%)
Allianz SE (Registered)	3,400	944,671
Deutsche Boerse AG	15,100	3,086,657
Hannover Rueck SE	5,600	1,419,079
Merck KGaA	18,300	3,032,398
SAP SE	14,200	2,883,095
		11,365,900
Hong Kong (1.0%)
Sino Land Co. Ltd.	1,506,000	1,552,328
Ireland (0.9%)
Smurfit Kappa Group PLC	34,100	1,517,983
Israel (0.9%)
Check Point Software Technologies Ltd. (a)	5,500	907,500
Nice Ltd. (a)	3,500	603,956
		1,511,456
Italy (1.9%)
FinecoBank Banca Fineco SpA	86,000	1,281,560
Terna - Rete Elettrica Nazionale	243,700	1,883,464
		3,165,024
Japan (20.2%)
Chiba Bank (The) Ltd.	236,200	2,109,482
Common Stocks (continued)
	Shares	Fair Value ($)
Japan (continued)
Inpex Corp.	113,100	1,670,144
Kakaku.com, Inc.	93,600	1,230,069
Mitsubishi Estate Co. Ltd.	98,500	1,551,663
Nippon Telegraph & Telephone Corp.	2,330,200	2,202,378
Nitto Denko Corp.	37,800	2,996,623
Nomura Research Institute Ltd.	112,100	3,164,639
Oracle Corp. Japan	40,000	2,767,327
Sumitomo Mitsui Financial Group, Inc.	51,700	3,458,176
Sysmex Corp.	169,600	2,724,860
Terumo Corp.	177,000	2,938,595
Tokio Marine Holdings, Inc.	44,200	1,659,073
Toyota Motor Corp.	218,700	4,502,660
		32,975,689
Jersey, C.I. (2.0%)
Experian PLC	68,500	3,176,607
Netherlands (5.5%)
ASML Holding NV	3,700	3,817,280
ING Groep NV	78,700	1,348,499
Koninklijke Ahold Delhaize NV	32,200	950,402
Koninklijke Vopak NV	30,500	1,263,042
Wolters Kluwer NV	10,000	1,653,111
		9,032,334
Norway (1.0%)
Equinor ASA	59,100	1,688,646
Singapore (1.8%)
DBS Group Holdings Ltd.	75,500	1,989,476
Singapore Exchange Ltd.	133,200	931,253
		2,920,729
Spain (1.7%)
Industria de Diseno Textil SA	56,100	2,772,326
Sweden (3.3%)
Assa Abloy AB, Class B	46,600	1,320,648
Atlas Copco AB, Class A	119,400	2,250,249
Svenska Handelsbanken AB, Class A	193,500	1,843,221
		5,414,118
Switzerland (8.8%)
Cie Financiere Richemont SA (Registered)	20,000	3,121,375
Nestle SA (Registered)	48,900	4,991,592
Roche Holding AG	15,200	4,218,219
Sonova Holding AG (Registered)	3,100	953,773
Zurich Insurance Group AG	1,900	1,010,820
		14,295,779
United Kingdom (11.6%)
Compass Group PLC	67,200	1,829,589
Croda International PLC	16,100	799,946
Johnson Matthey PLC	86,700	1,712,524
National Grid PLC	225,300	2,512,434
Next PLC	24,300	2,778,784
Reckitt Benckiser Group PLC	17,100	922,787
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden International Equity Fund
June 30, 2024 (Unaudited)
Common Stocks (continued)
	Shares	Fair Value ($)
United Kingdom (continued)
RELX PLC (London Exchange)	75,700	3,470,169
Schroders PLC	203,400	936,503
Unilever PLC	72,600	3,997,188
		18,959,924
United States (0.7%)
Tenaris SA	69,200	1,060,233
TOTAL COMMON STOCKS (Cost $132,944,953)		161,085,779

Investment Companies (0.7%)
	Principal Amount ($)
Northern Institutional Treasury Portfolio (Premier Class), 5.15% (b)	1,068,408	1,068,408
TOTAL INVESTMENT COMPANIES (Cost $1,068,408)		1,068,408
Total Investments (Cost $134,013,361) — 99.4%		162,154,187
Other assets in excess of liabilities — 0.6%		965,991
Net Assets — 100.0%		$163,120,178

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2024.

PLC	Public Limited Company
The Fund invested, as a percentage of net assets at value, in the following industries as of June 30, 2024:
Industry	Percentage of Total Net Assets
Financials	21.0%
Industrials	16.7
Health Care	12.0
Consumer Discretionary	10.7
Information Technology	9.4
Consumer Staples	7.9
Materials	7.1
Energy	5.6
Communication Services	3.7
Utilities	2.6
Real Estate	2.0
Investment Companies	0.7
Other net assets	0.6
Total	100.0%
See Notes to Financial Statements

Financial Statements
Boston Trust Walden International Equity Fund
Statement of Assets and Liabilities
June 30, 2024 (Unaudited)
Assets:
Investments, at fair value(cost $134,013,361)	$162,154,187
Foreign currencies, at fair value (cost $77,387)	77,405
Interest and dividends receivable	415,309
Receivable for tax reclaims	571,873
Receivable for capital shares issued	20,595
Prepaid expenses	24,346
Total Assets	163,263,715
Liabilities:
Payable for investments purchased	32
Payable for capital shares redeemed	9,453
Accrued expenses and other liabilities:
Investment adviser	101,016
Administration and accounting	16,400
Custodian	6,770
Shareholder servicing fees	4,672
Transfer agent	3,468
Trustee	2
Other	1,724
Total Liabilities	143,537
Net Assets	$163,120,178
Composition of Net Assets:
Paid in capital	$135,006,869
Total distributable earnings	28,113,309
Net Assets	$163,120,178
Shares outstanding (par value $0.01, unlimited number of shares authorized)	11,602,337
Net Asset Value, Offering Price and Redemption price per share	$14.06
Statement of Operations
For the period ended June 30, 2024 (Unaudited)
Investment Income:
Dividends	$2,947,925
Tax reclaims	195,446
Interest	219
Less: Foreign tax withholding	(345,573)
Total Investment Income	2,798,017
Expenses:
Investment adviser	553,485
Administration and accounting	31,301
Chief compliance officer	2,558
Custodian	15,320
Shareholder servicing	29,970
Transfer agency	11,459
Trustee	5,502
Other	26,829
Total expenses	676,424
Net Expenses	676,424
Net Investment Income	2,121,593
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions and foreign currency transactions	220,255
Change in unrealized appreciation on investments and foreign currency transactions	4,322,052
Net realized/unrealized gains on investments	4,542,307
Change in Net Assets Resulting from Operations	$6,663,900
See Notes to Financial Statements

Financial Statements
Boston Trust Walden International Equity Fund
Statements of Changes in Net Assets
	For the six months ended June 30, 2024	For the year ended December 31, 2023
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$2,121,593	$2,009,402
Net realized gains/(loss) from investment transactions and foreign currency transactions	220,255	(1,182,968)
Change in unrealized appreciation on investments and foreign currency transactions	4,322,052	16,699,089
Change in Net Assets Resulting from Operations	6,663,900	17,525,523
Distributions To Shareholders:
Total Distributions	—	(2,099,998)
Change in Net Assets Resulting from distributions to shareholders	—	(2,099,998)
Capital Share Transactions:
Proceeds from shares issued	31,075,290	34,101,731
Dividends reinvested	—	1,509,097
Cost of shares redeemed	(9,593,514)	(8,868,945)
Change in Net Assets Resulting from Capital Share Transactions	21,481,776	26,741,883
Change in Net Assets	28,145,676	42,167,408
Net Assets:
Beginning of period	134,974,502	92,807,094
End of period	$163,120,178	$134,974,502
Share Transactions:
Issued	2,236,348	2,740,503
Reinvested	—	115,817
Redeemed	(690,873)	(705,648)
Change in shares	1,545,475	2,150,672
See Notes to Financial Statements

Financial Statements
Boston Trust Walden International Equity Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.
	For the six months ended June 30, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$ 13.42	$ 11.74	$ 13.72	$ 12.29	$ 11.60	$ 9.78
Investment Activities:
Operations:
Net investment income	0.18	0.20	0.21	0.17	0.15	0.20
Net realized/unrealized gains (losses) from investments and foreign currency transactions	0.46	1.69	(2.00)	1.47	0.69	1.81
Total from investment activities	0.64	1.89	(1.79)	1.64	0.84	2.01
Distributions from:
Net investment income	—	(0.21)	(0.18)	(0.17)	(0.14)	(0.19)
Net realized gains from investment transactions	—	—	(0.01)	(0.04)	—	—
Total distributions	—	(0.21)	(0.19)	(0.21)	(0.14)	(0.19)
Net Asset Value, End of Period	$ 14.06	$ 13.42	$ 11.74	$ 13.72	$ 12.29	$ 11.60
Total Return	4.77%(a)	16.19%	(13.10)%	13.43%	7.16%	20.62%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$ 163,120	$ 134,975	$ 92,807	$ 95,505	$ 73,720	$ 56,960
Ratio of net expenses to average net assets	0.92%(b)	0.91%	0.93%	0.94%	1.00%	1.04%
Ratio of net investment income to average net assets	2.87%(b)	1.91%	1.77%	1.36%	1.41%	1.93%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (a)	0.92%	0.91%	0.93%	0.94%	1.00%	1.02%
Portfolio turnover rate	4.24%(a)	23.46%	10.47%	13.09%	8.38%	10.70%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
See Notes to Financial Statements

Notes to the Financial Statements
June 30, 2024 (Unaudited)
1.
Organization:
The Boston Trust Walden Funds (the “Trust”) was organized on January 8, 1992 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust contains the following funds (individually a “Fund”, collectively the “Funds”), each of which are registered as a diversified fund under the 1940 Act:
Fund	Short Name
Boston Trust Asset Management Fund	Asset Management Fund
Boston Trust Equity Fund	Equity Fund
Boston Trust Midcap Fund	Midcap Fund
Boston Trust SMID Cap Fund	SMID Cap Fund

Boston Trust Walden Balanced Fund	BTW Balanced Fund
Boston Trust Walden Equity Fund	BTW Equity Fund
Boston Trust Walden Midcap Fund	BTW Midcap Fund
Boston Trust Walden SMID Cap Fund	BTW SMID Cap Fund
Boston Trust Walden Small Cap Fund	BTW Small Cap Fund
Boston Trust Walden International Equity Fund	BTW International Equity Fund
The investment objective of the Asset Management Fund and BTW Balanced Fund is to seek long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments. The investment objective of the Equity Fund and BTW Equity Fund is to seek long-term capital growth through an actively managed portfolio of stocks. The investment objective of the Midcap Fund and BTW Midcap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of middle capitalization companies. The investment objective of the SMID Cap Fund and BTW SMID Cap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small to middle capitalization companies. The investment objective of the BTW Small Cap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small capitalization companies. The investment objective of the BTW International Equity Fund is to seek long-term capital growth through an actively managed portfolio of equities of international companies.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with its vendors and others that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect risk of loss to be remote.
2.
Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, “Financial Services - Investment Companies”.
Security Valuation:
The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
The value of each equity security, including common stocks, is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price. The prices for foreign securities are reported in local currency and converted to U.S dollars using current exchange rates. Prices for most securities held in the Funds are provided daily by a recognized independent pricing service.
Bonds and other fixed income securities (other than short-term obligations but including listed issues) are provided by an independent pricing service, the use of which has been approved by the Board of Trustees (“Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less may be valued at amortized cost, which approximates fair value.
The Board has designated the Adviser as its fair valuation designee to perform fair value determinations for the Trust. The Trust may use one or more pricing services to value certain portfolio securities where the prices provided are believed to reflect the fair value of such securities. If market prices are not readily available or, in the opinion of the Adviser, market prices do not reflect fair value, or if an event occurs after the

Notes to the Financial Statements
June 30, 2024 (Unaudited)
close of trading on the exchange or market on which the security is principally traded (but prior to the time the net asset value (“NAV”) is calculated) that materially affects fair value, the Adviser will value the Funds’ assets at their fair value according to policies approved by the Board. The Adviser believes that foreign security values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign security prices may be “fair valued” by an independent pricing service through the use of factors which take such volatility into account.
Investments in investment companies and money market funds are valued at NAV per share.
Fair Value Measurements:
The valuation techniques employed by the Funds, as described above in Security Valuation, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those investments.
Pursuant to the valuation techniques described above in Security Valuation, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Fixed income securities, including those with a remaining maturity of 60 days or less, are generally categorized as Level 2 securities in the fair value hierarchy. Open-ended investment companies and money market funds are generally categorized as Level 1 securities in the fair value hierarchy.
Investments for which there are no quotations available, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Adviser under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.
The Funds did not hold any Level 3 investments during the six months period ended June 30, 2024.
The following is a summary of the investments by valuation inputs used as of June 30, 2024 in valuing the Funds’ investments based on the three levels defined above:
Fund Name	Level 1 Quoted Prices ($)	Level 2 Other Significant Observable Inputs ($)	Total Investments in Securities ($)
Asset Management Fund
Common Stocks(1)	441,148,286	—	441,148,286
Corporate Bonds(1)	—	22,863,828	22,863,828
U.S. Government & U.S. Government Agency Obligations	—	103,563,298	103,563,298
Investment Companies	12,383,545	—	12,383,545
Total	453,531,831	126,427,126	579,958,957
Equity Fund
Common Stocks(1)	237,012,047	—	237,012,047
Investment Companies	2,241,902	—	2,241,902
Total	239,253,949	—	239,253,949
Midcap Fund
Common Stocks(1)	235,353,077	—	235,353,077
Investment Companies	3,037,581	—	3,037,581
Total	238,390,658	—	238,390,658
SMID Cap Fund
Common Stocks(1)	769,793,391	—	769,793,391
Investment Companies	5,494,137	—	5,494,137
Total	775,287,528	—	775,287,528
BTW Balanced Fund
Common Stocks(1)	112,201,307	—	112,201,307
Corporate Bonds(1)	—	15,071,730	15,071,730
Municipal Bonds(2)	—	651,551	651,551
U.S. Government & U.S. Government Agency Obligations	—	32,249,854	32,249,854
Investment Companies	927,658	—	927,658
Total	113,128,965	47,973,135	161,102,100

Notes to the Financial Statements
June 30, 2024 (Unaudited)
Fund Name	Level 1 Quoted Prices ($)	Level 2 Other Significant Observable Inputs ($)	Total Investments in Securities ($)
BTW Equity Fund
Common Stocks(1)	269,962,929	—	269,962,929
Investment Companies	2,074,299	—	2,074,299
Total	272,037,228	—	272,037,228
BTW Midcap Fund
Common Stocks(1)	130,444,900	—	130,444,900
Investment Companies	1,809,038	—	1,809,038
Total	132,253,938	—	132,253,938
BTW SMID Cap Fund
Common Stocks(1)	250,630,357	—	250,630,357
Investment Companies	2,718,835	—	2,718,835
Total	253,349,192	—	253,349,192
BTW Small Cap Fund
Common Stocks(1)	1,305,312,304	—	1,305,312,304
Investment Companies	9,332,729	—	9,332,729
Total	1,314,645,033	—	1,314,645,033
BTW International Equity Fund
Common Stocks(3)
Communication Services	1,340,912	4,778,563	6,119,475
Consumer Discretionary	2,498,055	15,004,734	17,502,789
Energy	1,133,913	7,997,744	9,131,657
Financials	7,258,070	26,888,233	34,146,303
Industrials	3,273,259	23,862,453	27,135,712
Information Technology	907,500	14,595,260	15,502,760
Other Common Stocks	—	51,547,083	51,547,083
Investment Companies	1,068,408	—	1,068,408
Total	17,480,117	144,674,070	162,154,187

(1)	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.
(2)	For detailed state classifications, see the accompanying Schedules of Portfolio Investments.
(3)	For detailed country classifications, see the accompanying Schedules of Portfolio Investments.
Investment Transactions and Related Income:
Investment transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, investment transactions are accounted for on the trade date. Investment gains and losses are calculated on an identified cost basis. Interest income is recognized on an accrual basis and includes, where applicable, the amortization or accretion of premium or discount based on effective yield. Dividend income is recorded on the ex-dividend date except in the case of certain foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts:
The Funds may own shares of real estate investment trusts (“REITs”), which report information on the source of their distribution annually. Certain distributions received from REITs during the year, which are known to be return of capital, are recorded as a reduction to the cost of the individual REIT. These cost adjustments are typically based on estimates since actual return of capital amounts are not known at the time the annual report is prepared.
Expenses:
In general, expenses uniquely attributable to a Fund are charged directly to that Fund. Expenses relating to the Trust, or on occasion certain minimum fees within Trust's fee structure, are allocated proportionately to each Fund within the Trust according to the relative net assets of each Fund or on another reasonable basis.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. Dividends to shareholders from net investment income, if any, are declared and paid annually by the relevant Fund. Dividends to shareholders from net realized gains, if any, are declared and distributed at least annually by the relevant Fund. The amounts of distributions to shareholders from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

Notes to the Financial Statements
June 30, 2024 (Unaudited)
Federal Income Taxes:
Each Fund qualifies and intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no federal income tax provision is required.
Management has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including U.S. federal (i.e., the last four tax year ends and the interim tax period since then, as applicable), and believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken as of and during the six-month period ended June 30, 2024. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits, as income tax expense in the Statements of Operations as incurred. There is no income tax noted as due for the six-month period ended June 30, 2024.
Foreign Currency Transactions:
The accounting records of the Funds are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statements of Operations:
i) Value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and
ii) Purchases and sales of Investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.
The Funds do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss from investments.
Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
3.
Related Party Transactions and Other Service Arrangements:
Investment Adviser:
The Trust, with respect to the Funds, and the Adviser are parties to an Investment Advisory Agreement under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the average daily net assets of each Fund, at the following annual percentage rates before contractual waivers:

Fund	Fee Rate
Asset Management Fund	0.72%*
Equity Fund	0.75%
Midcap Fund	0.75%
SMID Cap Fund	0.75%

Fund	Fee Rate
BTW Balanced Fund	0.75%
BTW Equity Fund	0.75%
BTW Midcap Fund	0.75%
BTW SMID Cap Fund	0.75%
BTW Small Cap Fund	0.75%
BTW International Equity Fund	0.75%

*
Effective rate for the year ended December 31, 2023. The Asset Management Fund has an Investment Management Agreement with the
Adviser under which the Fund pays: (a) 0.75% of the first $500 million of average daily net assets; (b) 0.50% of average daily net assets in excess of $500 million.

Additionally, one trustee of the Trust is an officer of the Trust and an officer of the Adviser. This person is not paid directly by the Funds.
Administration and Fund Accounting:
The Northern Trust Company (“Northern Trust”) serves as the administrator and fund accounting agent for the Funds pursuant to a written agreement with the Trust on behalf of the Funds. The Funds have agreed to pay Northern Trust a tiered basis-point fee based on the Trust’s complex level net assets, certain per account and transaction charges, other fees for additional service activities, and reimbursement of certain expenses.
Certain officers of the Trust are affiliated with Northern Trust or PINE Advisor Solutions (“PINE”). Such persons receive no compensation directly from the Funds for serving in their respective roles. PINE receives fees from the Funds for providing Chief Compliance Officer (“CCO”) services under a Services Agreement between the Funds and PINE (the “CCO Agreement”). Under the CCO Agreement, PINE provides infrastructure and support in implementing written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds pay PINE $145,000 annually, plus certain out of pocket expenses. PINE pays the salary and other compensation earned by the CCO as an employee of PINE.
Distribution:
Foreside Financial Services, LLC (“Foreside”), which is not affiliated with the Adviser, serves as the Funds’ distribution agent. Fees for these services are paid monthly by the Adviser and not by the Funds.

Notes to the Financial Statements
June 30, 2024 (Unaudited)
Shareholder Services:
Each Fund, other than the Boston Trust SMID Cap Fund, may enter into shareholder services agreements with investment advisers, banks, trust companies and other types of organizations (“Authorized Service Providers”), which may include affiliates of the Funds, for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing relationship. Fees paid by the Funds under shareholder services agreements may not exceed 0.25% of the average daily net assets of each Fund and are presented separately on the Statements of Operations. Affiliates of the Funds did not receive any fees during the six-month period ended June 30, 2024.
Custodian and Transfer Agency:
FIS Investor Services, LLC ("FIS") acts as the Funds' transfer agent. Under the transfer agency agreement, FIS receives $19,338 annually per fund, accrued daily and paid monthly, plus annual per account fees and certain out of pocket expenses for its services to the Trust. Expenses incurred under the transfer agency agreement are presented collectively as “Transfer Agency” expenses on the Statements of Operations.
Northern Trust serves as the custodian for the Funds pursuant to a written agreement with the Trust on behalf of the Funds. The Funds have agreed to pay Northern Trust a fee based on a percentage of assets held on behalf of the Funds, transaction fees and certain out of pocket expenses for its services. Such percentages vary by the jurisdiction in which the assets are held.
Fee Reductions:
The Adviser has agreed to reduce its fees payable by the Funds to the extent necessary, exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under GAAP) of each Fund, except the SMID Cap Fund, to 1.00% of the average daily net assets. The Adviser has agreed to reduce its fees payable by the SMID Cap Fund to the extent necessary, subject to certain exclusions, to limit the aggregate annual operating expenses to 0.75% of its average daily net assets. Any such reductions made by the Adviser in its fees or in the payment or reimbursement of expenses that are a Fund’s obligation may be subject to repayment by the Fund within three years provided the Fund receiving the reduction, payment or reimbursement is able to effect such repayment and remain in compliance with applicable expense limitations. The expense limitation agreement shall automatically renew effective May 1 of every year until the Adviser provides written notice of non-renewal to the Trust.
Pursuant to its agreement, the Adviser reimbursed, and has yet to recoup, fees in the following amounts for the years ended December 31, 2021 (expiring 12/31/2024), December 31, 2022 (expiring 12/31/25) and December 31, 2023 (expiring 12/31/26) and six-month period ended June 30, 2024 (expiring 12/31/27):

Fund	Amount	Expires

SMID Cap Fund	$488,764	12/31/2024
	562,932	12/31/2025
	612,046	12/31/2026
	277,781	12/31/2027

Fund	Amount	Expires
BTW Equity Fund	$2,436	12/31/2024
	47,676	12/31/2025

BTW Midcap Fund	6,566	12/31/2027

BTW SMID Cap Fund	14,534	12/31/2025
	7,734	12/31/2026
	33,115	12/31/2027

BTW Small Cap Fund	66,136	12/31/2024
	335,112	12/31/2025
	333,527	12/31/2026

During the six-month period ended June 30, 2024, the Adviser recouped $3,138, $30,749 and $51,153 of previous fiscal year waivers from Midcap Fund, BTW Small Cap Fund and BTW Equity Fund, respectively.
As of June 30, 2024, the Adviser may recoup amounts from the Funds as follows:

Total Potential Recoupment
Asset Management Fund	$—
Equity Fund	—
Midcap Fund	—
SMID Cap Fund	1,941,523

Total Potential Recoupment
BTW Balanced Fund	$—
BTW Equity Fund	50,112
BTW Midcap Fund	6,566
BTW SMID Cap Fund	55,383
BTW Small Cap Fund	734,775
BTW International Equity Fund	—

Notes to the Financial Statements
June 30, 2024 (Unaudited)
In-Kind Subscriptions and Redemptions:
During the six-month period ended June 30, 2024, the Funds delivered securities in exchange for the redemption of shares (redemptions in-kind) as follows:
Fund	Fair Value	Fund Shares Redeemed	Realized Gain/(Loss)
SMID Cap Fund	$72,457,747	3,067,644	$21,153,326
During the year ended December 31, 2023, the Funds delivered securities in exchange for the redemption of shares (redemptions in-kind) as follows:
Fund	Fair Value	Fund Shares Redeemed	Realized Gain/(Loss)
Asset Management Fund	$4,698,109	77,706	$4,356,353
Interfund Lending:
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (“SEC”), the Funds may participate in an interfund lending program (the “Program”). The Program provides an alternative credit facility under which the Funds may lend to, or borrow from, one another, consistent with each Fund’s investment objectives, limitations and organization documents. The Program provides a borrowing Fund with a source of liquidity at a rate lower than the bank borrowing rate at times when the cash position of the Fund is insufficient to meet temporary cash requirements. In addition, Funds making short-term cash loans directly to other Funds would earn interest at a rate higher than they otherwise could obtain from investing their cash in repurchase agreements or certain other short-term money market instruments. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. Any open loans at period end are presented under the caption “Payable” for interfund lending in the Statements of Assets and Liabilities. As of June 30, 2024, the Funds had no outstanding loans to or from another Fund under the Program. There was no activity in the Program during the six-month period ended June 30, 2024.
4.
Purchases and Sales of Securities:
Cost of purchases and proceeds from sales and maturities of securities, excluding in-kinds, short-term securities and U.S. government securities, for the Funds for the six-month period ended June 30, 2024, totaled:
Fund	Purchases	Sales and Maturities
Asset Management Fund	$14,079,466	$35,856,126
Equity Fund	7,668,060	6,923,059
Midcap Fund	36,501,270	32,500,147
SMID Cap Fund	143,019,013	157,470,821
BTW Balanced Fund	2,971,342	9,945,830
BTW Equity Fund	14,540,507	19,753,031
BTW Midcap Fund	19,779,355	14,460,070
BTW SMID Cap Fund	64,795,234	24,286,160
BTW Small Cap Fund	193,519,380	190,655,197
BTW International Equity Fund	30,927,135	6,174,294
Cost of purchases and proceeds from sales and maturities of U.S. government securities, excluding short-term securities, for the Funds for the six-month period ended June 30, 2024, totaled:
Fund	Purchases	Sales and Maturities
Asset Management Fund	$28,249,789	$31,822,155
BTW Balanced Fund	1,323,260	1,714,340

Notes to the Financial Statements
June 30, 2024 (Unaudited)
5.
Federal Income Tax Information:
As of the tax year ended December 31, 2023, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for federal income tax purposes, were as follows:
Fund	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Asset Management Fund	$237,065,709	$331,878,708	$(1,000,601)	$330,878,107
Equity Fund	71,364,572	151,629,341	(348,544)	151,280,797
Midcap Fund	170,582,357	60,097,418	(3,171,855)	56,925,563
SMID Cap Fund	686,412,425	121,189,734	(18,123,075)	103,066,659
BTW Balanced Fund	95,030,251	71,608,747	(2,591,259)	69,017,488
BTW Equity Fund	105,184,695	157,643,626	—	157,643,626
BTW Midcap Fund	88,725,023	36,313,164	(1,314,023)	34,999,141
BTW SMID Cap Fund	173,445,121	42,413,981	(2,685,606)	39,728,375
BTW Small Cap Fund	1,055,180,319	277,439,564	(35,374,289)	242,065,275
BTW International Equity Fund	110,432,846	25,546,300	(1,931,730)	23,614,570
The tax character of distributions paid during the fiscal year ended December 31, 2023 was as follows:
	Distributions paid from
Fund	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
Asset Management Fund	$7,499,998*	$28,309,358	$35,809,356	$—	$35,809,356
Equity Fund	1,424,997*	2,009,423	3,434,420	—	3,434,420
Midcap Fund	2,101,166*	7,589,902	9,691,068	—	9,691,068
SMID Cap Fund	5,709,153	450,358	6,159,511	—	6,159,511
BTW Balanced Fund	1,799,997*	10,129,602	11,929,599	—	11,929,599
BTW Equity Fund	1,889,606	5,875,202	7,764,808	—	7,764,808
BTW Midcap Fund	1,250,001	4,543,805	5,793,806	—	5,793,806
BTW SMID Cap Fund	996,041	44,888	1,040,929	—	1,040,929
BTW Small Cap Fund	7,573,144	2,522,576	10,095,720	—	10,095,720
BTW International Equity Fund	2,099,998	—	2,099,998	—	2,099,998

*The amount does not include tax equalization utilized of $164,938, $101,500, $61,790, and $1,169,650 which Asset Management Fund,
Equity Fund, Midcap Fund, and BTW Balanced Fund, respectively, designated as being distributed to shareholders on their redemption of shares.

As of December 31, 2023, the components of distributable earnings (deficit) on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)[1]	Total Distributable Earnings (Deficit)
Asset Management Fund	$752,912	$—	$752,912	$—	330,878,107	331,631,019
Equity Fund	149,289	—	149,289	(59,871)	151,280,797	151,370,215
Midcap Fund	—	1,944,373	1,944,373	(213,652)	56,925,563	58,656,284
SMID Cap Fund	354,045	—	354,045	(774,957)	103,066,659	102,645,747
BTW Balanced Fund	188,558	106,501	295,059	—	69,017,488	69,312,547
BTW Equity Fund	45,126	2,807,853	2,852,979	—	157,643,626	160,496,605
BTW Midcap Fund	—	589,549	589,549	(179,670)	34,999,141	35,409,020
BTW SMID Cap Fund	10,986	492,562	503,548	—	39,728,375	40,231,923
BTW Small Cap Fund	753,172	—	753,172	(8,313,930)	242,065,275	234,504,517
BTW International Equity Fund	—	—	—	(2,165,161)	23,614,570	21,449,409

[1]
Accumulated Capital and Other Losses consists primarily of capital loss carryforwards and losses on foreign currency. The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. return of capital, distribution reclass, foreign currency reclass, and equalization), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g. wash sales and post October losses) do not require reclassification. To the extent dividends to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as return of capital.

Notes to the Financial Statements
June 30, 2024 (Unaudited)
6.
Control Ownership and Principal Holders:
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund under section 2(a)(9) of the 1940 Act. As of June 30, 2024, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), owning more than 25% of the total shares outstanding of the Fund as detailed below.
Fund	Control Ownership	Percentage of Ownership
Asset Management Fund	U.S. Bank, N.A.	87.63%
Equity Fund	U.S. Bank, N.A.	91.25
Midcap Fund	U.S. Bank, N.A.	31.04
	Charles Schwab & Co., Inc.	25.77
SMID Cap Fund	National Financial Services	34.47

BTW Balanced Fund	U.S. Bank, N.A.	60.05%
BTW Equity Fund	U.S. Bank, N.A.	40.82
	National Financial Services	28.47
BTW Midcap Fund	U.S. Bank, N.A.	35.28
BTW SMID Cap Fund	Charles Schwab & Co., Inc.	42.16
	National Financial Services	27.14
BTW International Equity Fund	U.S. Bank, N.A.	56.73
7.
Subsequent Events:
Management has evaluated events and transactions through the date these financial statements were issued and concluded no additional subsequent events required recognition or disclosure in these financial statements.

Changes in and Disagreements with Accountants for Open-End
Management Investment Companies (Unaudited)
June 30, 2024
Not applicable.

Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
June 30, 2024

Not applicable.

Statement Regarding Basis for Approval of Investment Advisory
Contract (Unaudited)
June 30, 2024
Not applicable.

This page is intentionally left blank.

This page is intentionally left blank.

Investment Adviser
Boston Trust Walden Inc.
One Beacon Street
Boston, MA 02108
Transfer Agent
FIS Investor Services, LLC
4249 Easton Way, Suite 400
Columbus, OH 43219
Administrator
The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603
Distributor
Foreside Financial Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215
This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.
Past performance results shown should not be considered a representation of future performance.
Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
Statements and other information herein are dated and subject to change.
08/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) There has been no change to the registrant's independent public accountant.

(b) Certifications pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Boston Trust Walden Funds

By (Signature and Title)	/s/ Lucia Santini, President

Date	August 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Lucia Santini, President

Date	August 30, 2024

By (Signature and Title)	/s/ Jennifer Ellis, Treasurer

Date	August 30, 2024